UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST
 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

 JoEllen L. Legg, Esq., Secretary
ALPS Variable Investment Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 - June 30, 2016

Item 1. Reports to Stockholders.

June 30, 2016

Morningstar Conservative ETF Asset Allocation Portfolio
Morningstar Income and Growth ETF Asset Allocation Portfolio
Morningstar Balanced ETF Asset Allocation Portfolio
Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ALPS | Alerian Energy Infrastructure Portfolio
ALPS | Red Rocks Listed Private Equity Portfolio
ALPS | Stadion Tactical Defensive Portfolio
ALPS | Stadion Tactical Growth Portfolio

An ALPS Advisors Solution

table of
CONTENTS

Disclosure of Fund Expenses	1
Morningstar ETF Asset Allocation Series
Performance Overview	3
Schedules of Investments	8
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	25
ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview	35
Schedule of Investments	38
Statement of Assets and Liabilities	39
Statement of Operations	40
Statements of Changes in Net Assets	41
Financial Highlights	43
ALPS | Red Rocks Listed Private Equity Portfolio
Performance Overview	45
Schedule of Investments	47
Statement of Assets and Liabilities	49
Statement of Operations	50
Statements of Changes in Net Assets	51
Financial Highlights	53
ALPS | Stadion Tactical Series
Performance Overview	55
Schedules of Investments	59
Statements of Assets and Liabilities	61
Statements of Operations	62
Statements of Changes in Net Assets	63
Financial Highlights	66
Notes to Financial Statements	70
Additional Information	80
Approval of Investment Advisory & Sub-Advisory Agreements	81

ALPS Variable Investment Trust

Disclosure of Fund Expenses	June 30, 2016 (Unaudited)

Examples. As a shareholder of the Portfolios listed on the following pages, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution (12b-1) and shareholder service fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2016 and held through June 30, 2016.

Actual Expenses. The first line under each Portfolio of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under each Portfolio of the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each Portfolio of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table below are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2016 - June 30, 2016(2)
Morningstar Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,046.60	0.53%	$2.70
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.23	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$1,045.00	0.78%	$3.97
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.98	0.78%	$3.92
Morningstar Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,047.40	0.53%	$2.70
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.23	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$1,045.40	0.78%	$3.97
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.98	0.78%	$3.92
Morningstar Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,048.90	0.52%	$2.65
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.28	0.52%	$2.61
Class II
Actual Fund Return	$1,000.00	$1,047.60	0.77%	$3.92
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.03	0.77%	$3.87
Morningstar Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,044.90	0.52%	$2.64
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.28	0.52%	$2.61
Class II
Actual Fund Return	$1,000.00	$1,043.70	0.77%	$3.91
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.03	0.77%	$3.87

1 | June 30, 2016

ALPS Variable Investment Trust

Disclosure of Fund Expenses (continued)	June 30, 2016 (Unaudited)

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2016 - June 30, 2016(2)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,044.00	0.53%	$2.69
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.23	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$1,043.50	0.78%	$3.96
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.98	0.78%	$3.92
ALPS | Alerian Energy Infrastructure Portfolio
Class I
Actual Fund Return	$1,000.00	$1,257.70	0.95%	$5.33
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77
Class III
Actual Fund Return	$1,000.00	$1,254.90	1.30%	$7.29
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.40	1.30%	$6.52
ALPS | Red Rocks Listed Private Equity Portfolio
Class I
Actual Fund Return	$1,000.00	$982.60	1.10%	$5.42
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,019.39	1.10%	$5.52
Class III
Actual Fund Return	$1,000.00	$982.60	1.45%	$7.15
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,017.65	1.45%	$7.27
ALPS | Stadion Tactical Defensive Portfolio
Class I
Actual Fund Return	$1,000.00	$1,012.80	0.95%	$4.75
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77
Class III
Actual Fund Return	$1,000.00	$1,011.40	1.30%	$6.50
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.40	1.30%	$6.52
ALPS | Stadion Tactical Growth Portfolio
Class I
Actual Fund Return	$1,000.00	$1,004.20	0.95%	$4.73
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77
Class III
Actual Fund Return	$1,000.00	$1,003.20	1.30%	$6.47
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.40	1.30%	$6.52

(1)	Annualized based on the Portfolios' expenses from January 1, 2016 through June 30, 2016.
(2)	Expenses are equal to the Portfolios' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolio’s shares are offered to you.
2 | June 30, 2016

Morningstar ETF Asset Allocation Series

Performance Overview	June 30, 2016 (Unaudited)

Although U.S equity markets were volatile and driven by differing factors as the first half of 2016 progressed, the second quarter closed much as the first quarter did-with modest gains. To start the year, U.S. equities posted their worst 10-day opening-year decline in history, only to rebound beginning in mid-February and ultimately close the quarter with a 1.35 percent gain for the S&P 500® index. For much of the second quarter, stocks ebbed and flowed, alternately helped and hurt by the mix of business, economic and political news. As the second quarter progressed, all eyes turned to the 23rd of June-the day of the Brexit ballot. Stocks rallied in advance of the referendum on the belief that voters would choose the “stay” alternative. When the vote went the other way for the world’s fifth-largest economy, stocks retreated around the world for the next two trading days, only to be followed by a strong relief rally into the end of the second quarter. Bond markets were the beneficiaries of that volatility as the Central Bankers again calmed investors’ fears with their decidedly dovish comments. Commodities also had a good first half as oil prices rebounded and the easing efforts by the Chinese authorities calmed fears of a hard landing. The European Equity markets were the laggards-as investors became concerned about the potential for other EU members to entertain exiting the Union as well.

GENERAL MARKET INDICES PERFORMANCE SUMMARY† | PERIODS ENDING JUNE 30, 2016

	Six Months	1 Year*	5 Years*	Portfolio Inception (4/30/07)*
S&P 500® Index[1]	3.84%	3.99%	12.10%	6.14%
MSCI U.S. Small Cap 1750 Index[2]	4.20%	-4.27%	9.53%	6.57%
Barclays U.S. Aggregate Bond Index[3]	5.31%	6.00%	3.76%	4.81%
MSCI U.S. REIT Index[4]	13.56%	24.10%	12.53%	5.55%
MSCI EAFE Index[5]	-4.04%	-9.72%	2.15%	-0.22%
MSCI Emerging Markets Index[6]	6.60%	-11.71%	-3.44%	1.10%
Thomson Reuters Core Commodity CRB Index[7]	9.48%	-15.07%	-10.57%	-4.62%
Citi Non-USD World Government Bond Index[8]	7.40%	10.19%	5.84%	5.02%

[1]	The S&P 500® Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[2]	The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[3]	Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[4]	The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[5]	The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[6]	The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[7]	Thomson Reuters Core Commodity CRB Index is a price index comprised of 19 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[8]	The Citi Non-USD World Government Bond Index (WGBI) measures the performance of fixed-rate, local currency, investment-grade sovereign bonds of all WGBI countries except the United States and is stated in U.S. dollar terms.

†	This table summarizes general market performance and does not necessarily reflect performance of each Portfolio’s benchmark index.

*	Annualized returns.

Past performance is no guarantee of future results.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect ALPS Advisors, Inc. (the “Adviser”), Morningstar Investment Management LLC (the “Sub-Adviser”), nor the Portfolios’ current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Portfolio(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter had been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Adviser, Sub-Adviser, nor the Portfolio(s) accepts any liability for losses either direct or consequential caused by the use of this information. Diversification cannot guarantee gain or prevent losses.
3 | June 30, 2016

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2016 (Unaudited)

MORNINGSTAR ETF ASSET ALLOCATION SERIES PERFORMANCE SUMMARY

The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)	Income & Growth (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)	Growth (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 4 and 5 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

4 | June 30, 2016

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2016 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS | FOR THE PERIODS ENDED JUNE 30, 2016

Portfolio	6 Months**	1 Year	5 Year	Since Inception (4/30/07)	Annualized Expense Ratios as disclosed in current prospectus dated 4/30/16†
					Gross	Net
Conservative - Class I	4.66%	3.12%	3.11%	3.47%	0.73%	0.69%
Conservative - Class II	4.50%	2.77%	2.85%	3.18%	0.98%	0.94%
Dow Jones Benchmark*(a)	4.05%	3.88%	5.11%	5.40%
Blended Benchmark^(f)	4.72%	5.35%	5.26%	5.00%
Income & Growth - Class I	4.74%	2.03%	4.05%	3.49%	0.68%	0.68%
Income & Growth - Class II	4.54%	1.71%	3.79%	3.23%	0.93%	0.93%
Dow Jones Benchmark*(b)	4.85%	3.97%	7.10%	5.83%
Blended Benchmark^(g)	4.56%	5.15%	7.04%	5.46%
Balanced - Class I	4.89%	1.13%	5.08%	3.66%	0.66%	0.66%
Balanced - Class II	4.76%	0.93%	4.80%	3.40%	0.91%	0.91%
Dow Jones Benchmark*(c)	4.49%	2.54%	8.39%	6.13%
Blended Benchmark^(h)	4.42%	4.92%	8.83%	5.85%
Growth - Class I	4.49%	-0.13%	5.50%	3.36%	0.66%	0.66%
Growth - Class II	4.37%	-0.40%	5.24%	3.08%	0.91%	0.91%
Dow Jones Benchmark*(d)	4.09%	1.03%	9.54%	6.29%
Blended Benchmark^(i)	4.20%	4.55%	10.53%	6.10%
Aggressive Growth - Class I	4.40%	-0.88%	5.56%	2.89%	0.67%	0.66%
Aggressive Growth - Class II	4.35%	-1.06%	5.31%	2.64%	0.92%	0.91%
Dow Jones Benchmark*(e)	3.94%	-0.16%	10.87%	6.53%
Blended Benchmark^(j)	4.02%	4.28%	11.32%	6.13%

Since each Portfolio does not seek to replicate its respective Dow Jones* or Blended benchmark^, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

*
Dow Jones Benchmark: (a) the Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio; (b) the Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio; (c) the Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio; (d) the Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio; and (e) the Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The Dow Jones Indexes reflect the reinvestment of dividends.

^
Blended Benchmark: (f) Blended benchmark of 20% S&P 500® Index/73% Barclays U.S. Aggregate Bond Index/7% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Conservative Portfolio; (g) 40% S&P 500® Index/55% Barclays U.S. Aggregate Bond Index/5% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Income & Growth Portfolio; (h) 60% S&P 500® Index/38% Barclays U.S. Aggregate Bond Index/2% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Balanced Portfolio; (i) 80% S&P 500® Index/20% Barclays U.S. Aggregate Bond Index for the Growth Portfolio; and (j) 90% S&P 500® Index/10% Barclays U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® and the Barclays Indexes reflect the reinvestment of dividends.

**	Total return for a period of less than one year is not annualized.

†
Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect and Financial Highlights tables for expense ratios as of June 30, 2016. Note the net expense ratios above, as shown in the current Prospectus, include estimated acquired fund fees, which are not incurred in the expense ratios stated throughout the rest of this report. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed a maximum of 0.53% of Class I or Class II shares average daily net assets through April 29, 2017. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I or Class II agreed to by the Adviser and Sub-Adviser.

5 | June 30, 2016

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2016 (Unaudited)

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the Portfolios. The Distributor is not affiliated with the Sub-Adviser.

Morningstar Investment Management LLC (“Morningstar”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying exchange-traded funds (“ETFs”). First, Morningstar seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Morningstar uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Morningstar applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to attempt  to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

MORNINGSTAR ETF ASSET ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

*	As of June 30, 2016. Holdings are subject to change and may not reflect the current or future position of the Portfolio.

The table below shows there were changes in the strategic allocations provided by Morningstar’s proprietary asset allocation methodology for the six months ended June 30, 2016. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Schedule of Investments on the following pages for actual holdings allocations as of June 30, 2016.

Asset Classes

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	6/30/16	12/31/15	6/30/16	12/31/15	6/30/16	12/31/15	6/30/16	12/31/15	6/30/16	12/31/15
U.S. Equity	11.0%	12.0%	23.8%	23.8%	35.7%	34.5%	48.5%	45.2%	56.0%	49.0%
Non‐U.S. Equity	6.0%	5.5%	13.0%	12.2%	19.5%	18.5%	26.2%	25.8%	33.5%	30.0%
U.S. Bonds	67.3%	66.7%	50.0%	50.3%	33.0%	34.0%	17.0%	18.5%	6.8%	13.5%
Non‐U.S. Bonds	13.7%	13.3%	10.7%	10.5%	7.8%	7.8%	5.0%	4.8%	0.7%	1.0%
Alternative	1.0%	1.5%	1.5%	2.2%	3.0%	4.2%	3.3%	5.7%	3.0%	6.5%
Cash Equivalents	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	0.0%	0.0%	0.0%	0.0%

It is important to note that the Dow Jones U.S. Series and the blended benchmarks do not include International and Commodity investments, which are included in all five Portfolios and contributed to performance for the six months ended June 30, 2016.

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate, and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk, and market risk. Commodity trading is highly speculative and involves a high degree of risk.

The Morningstar ETF Allocation Series Portfolios are not ETFs; instead, they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.
6 | June 30, 2016

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2016 (Unaudited)

Conservative – Asset Class Allocation#	Income & Growth – Asset Class Allocation#
(as a percentage of net assets)	(as a percentage of net assets)

Balanced – Asset Class Allocation#	Growth – Asset Class Allocation#
(as a percentage of net assets)	(as a percentage of net assets)

Aggressive Growth – Asset Class Allocation#
(as a percentage of net assets)

#	Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Holdings are subject to change and may not reflect the current or future position of the Portfolio.

*
Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2016. Holdings are subject to change and do not reflect the current or future position of the Portfolio.

7 | June 30, 2016

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.45%
iShares - 27.51%
Core S&P 500® ETF	15,765	$3,321,685
Core S&P® Mid-Cap ETF	5,221	779,965
JP Morgan USD Emerging Markets Bond ETF	30,218	3,479,603
TIPS Bond ETF	27,179	3,170,974

Total iShares		10,752,227

Other - 71.94%
GreenHaven Continuous Commodity Index Fund(1)	18,791	384,464
PIMCO Enhanced Short Maturity Active ETF	11,560	1,169,525
SPDR® Barclays High Yield Bond ETF	85,320	3,045,924
Vanguard® FTSE Developed Markets ETF	53,616	1,895,862
Vanguard® FTSE Emerging Markets ETF	11,237	395,767
Vanguard® Short-Term Bond ETF	115,930	9,397,286
Vanguard® Small-Cap Value ETF	1,845	194,389
Vanguard® Total Bond Market ETF	114,568	9,658,083
Vanguard® Total International Bond ETF	35,483	1,976,403

Total Other		28,117,703

Total Exchange Traded Funds (Cost $38,559,432)		38,869,930
	7-Day Yield	Shares	Value
Short-Term Investments - 0.99%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.425%	385,919	$385,919

Total Short-Term Investments (Cost $385,919)			385,919

Total Investments - 100.44% (Total cost $38,945,351)			39,255,849

Liabilities in Excess of Other Assets - (0.44)%			(173,047)

Net Assets - 100.00%			$39,082,802

(1)	Non-income producing security.

See Notes to Financial Statements.
8 | June 30, 2016

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.92%
iShares - 36.13%
Core S&P 500® ETF	64,082	$13,502,078
Core S&P® Mid-Cap ETF	25,305	3,780,314
JP Morgan USD Emerging Markets Bond ETF	50,712	5,839,487
MSCI EAFE Small-Cap ETF	29,011	1,400,071
TIPS Bond ETF	51,414	5,998,471

Total iShares		30,520,421

Other - 62.79%
GreenHaven Continuous Commodity Index Fund(1)	61,563	1,259,579
PIMCO Enhanced Short Maturity Active ETF	8,353	845,073
SPDR® Barclays High Yield Bond ETF	143,789	5,133,267
Vanguard® FTSE Developed Markets ETF	187,334	6,624,130
Vanguard® FTSE Emerging Markets ETF	79,799	2,810,521
Vanguard® Mid-Cap Value ETF	7,066	629,439
Vanguard® Short-Term Bond ETF	160,718	13,027,801
Vanguard® Small-Cap ETF	7,271	841,109
Vanguard® Small-Cap Value ETF	5,980	630,053
Vanguard® Total Bond Market ETF	203,870	17,186,241
Vanguard® Total International Bond ETF	61,462	3,423,434
Vanguard® Value ETF	7,511	638,360

Total Other		53,049,007

Total Exchange Traded Funds (Cost $81,397,053)		83,569,428
	7-Day Yield	Shares	Value
Short-Term Investments - 0.64%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.425%	535,810	$535,810

Total Short-Term Investments (Cost $535,810)			535,810

Total Investments - 99.56% (Total cost $81,932,863)			84,105,238

Other Assets in Excess of Liabilities - 0.44%			375,687

Net Assets - 100.00%			$84,480,925

(1)	Non-income producing security.

See Notes to Financial Statements.
9 | June 30, 2016

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.31%
iShares - 39.14%
Core S&P 500® ETF	162,754	$34,292,268
Core S&P® Mid-Cap ETF	98,753	14,752,711
JP Morgan USD Emerging Markets Bond ETF	77,987	8,980,203
MSCI EAFE Small-Cap ETF	100,177	4,834,542
TIPS Bond ETF	80,675	9,412,352

Total iShares		72,272,076

Other - 60.17%
GreenHaven Continuous Commodity Index Fund(1)	135,225	2,766,704
PIMCO Enhanced Short Maturity Active ETF	18,349	1,856,368
SPDR® Barclays High Yield Bond ETF	235,356	8,402,209
Vanguard® FTSE Developed Markets ETF	555,926	19,657,544
Vanguard® FTSE Emerging Markets ETF	305,091	10,745,305
Vanguard® Mid-Cap Value ETF	31,043	2,765,311
Vanguard® REIT ETF	32,284	2,862,622
Vanguard® Short-Term Bond ETF	149,332	12,104,852
Vanguard® Small-Cap ETF	79,684	9,217,845
Vanguard® Small-Cap Value ETF	21,892	2,306,541
Vanguard® Total Bond Market ETF	355,631	29,979,693
Vanguard® Total International Bond ETF	101,241	5,639,124
Vanguard® Value ETF	32,988	2,803,650

Total Other		111,107,768

Total Exchange Traded Funds (Cost $172,132,037)		183,379,844
	7-Day Yield	Shares	Value
Short-Term Investments - 0.77%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.425%	1,425,172	$1,425,172

Total Short-Term Investments (Cost $1,425,172)			1,425,172

Total Investments - 100.08% (Total cost $173,557,209)			184,805,016

Liabilities in Excess of Other Assets - (0.08)%			(146,584)

Net Assets - 100.00%			$184,658,432

(1)	Non-income producing security.

See Notes to Financial Statements.
10 | June 30, 2016

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 100.10%
iShares - 44.60%
Core S&P 500® ETF	216,076	$45,527,213
Core S&P® Mid-Cap ETF	151,702	22,662,762
JP Morgan USD Emerging Markets Bond ETF	50,185	5,778,803
MSCI EAFE Small-Cap ETF	149,062	7,193,732
TIPS Bond ETF	28,895	3,371,180

Total iShares		84,533,690

Other - 55.50%
GreenHaven Continuous Commodity Index Fund(1)	92,258	1,887,599
SPDR® Barclays High Yield Bond ETF	80,806	2,884,774
Vanguard® FTSE Developed Markets ETF	754,797	26,689,622
Vanguard® FTSE Emerging Markets ETF	447,034	15,744,537
Vanguard® Mid-Cap Value ETF	31,769	2,829,983
Vanguard® REIT ETF	49,553	4,393,864
Vanguard® Short-Term Bond ETF	94,040	7,622,882
Vanguard® Small-Cap ETF	130,763	15,126,664
Vanguard® Small-Cap Value ETF	26,885	2,832,604
Vanguard® Total Bond Market ETF	219,177	18,476,621
Vanguard® Total International Bond ETF	69,068	3,847,088
Vanguard® Value ETF	33,768	2,869,942

Total Other		105,206,180

Total Exchange Traded Funds (Cost $167,918,949)		189,739,870

Total Investments - 100.10% (Total cost $167,918,949)		189,739,870

Liabilities in Excess of Other Assets - (0.10)%		(188,215)

Net Assets - 100.00%		$189,551,655

(1)	Non-income producing security.

See Notes to Financial Statements.

11 | June 30, 2016

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 100.06%
iShares - 49.13%
Core S&P 500® ETF	98,549	$20,764,274
Core S&P® Mid-Cap ETF	72,415	10,818,077
JP Morgan USD Emerging Markets Bond ETF	5,091	586,229
MSCI EAFE Small-Cap ETF	74,925	3,615,880
TIPS Bond ETF	13,273	1,548,561

Total iShares		37,333,021

Other - 50.93%
Vanguard® FTSE Developed Markets ETF	377,445	13,346,455
Vanguard® FTSE Emerging Markets ETF	237,934	8,380,036
Vanguard® Mid-Cap Value ETF	14,898	1,327,114
Vanguard® REIT ETF	26,229	2,325,725
Vanguard® Small-Cap ETF	59,131	6,840,274
Vanguard® Small-Cap Value ETF	12,604	1,327,958
Vanguard® Total Bond Market ETF	42,944	3,620,179
Vanguard® Value ETF	18,094	1,537,809

Total Other		38,705,550

Total Exchange Traded Funds (Cost $69,857,632)		76,038,571

Total Investments - 100.06% (Total cost $69,857,632)		76,038,571

Liabilities in Excess of Other Assets - (0.06)%		(48,902)

Net Assets - 100.00%		$75,989,669

See Notes to Financial Statements.

12 | June 30, 2016

Morningstar ETF Asset Allocation Series

Statements of Assets and Liabilities	As of June 30, 2016 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value	$39,255,849	$84,105,238	$184,805,016	$189,739,870	$76,038,571
Receivable for investments sold	–	414,139	–	591,144	307,810
Receivable for shares sold	7,102	33,532	85,504	42,175	20,881
Dividends receivable	140	306	530	79	45
Other assets	1,641	3,836	8,988	8,784	3,544
Total Assets	39,264,732	84,557,051	184,900,038	190,382,052	76,370,851

LIABILITIES:

Payable to custodian for overdraft	–	–	–	585,869	302,131
Payable for shares redeemed	143,279	5,683	105,830	118,450	22,643
Payable to advisor	12,655	29,399	68,434	69,715	27,220
Payable for distribution and service fees	7,202	16,318	33,479	24,106	8,861
Payable for audit fees	12,270	12,305	12,305	12,305	12,270
Accrued expenses and other liabilities	6,524	12,421	21,558	19,952	8,057
Total Liabilities	181,930	76,126	241,606	830,397	381,182
Net Assets	$39,082,802	$84,480,925	$184,658,432	$189,551,655	$75,989,669

NET ASSETS CONSIST OF:

Paid-in capital	$37,224,558	$74,090,423	$153,217,736	$151,712,844	$62,629,962
Accumulated net investment income	779,403	1,941,415	4,574,783	4,427,162	1,692,694
Accumulated net realized gain	768,343	6,276,712	15,618,106	11,590,728	5,486,074
Net unrealized appreciation	310,498	2,172,375	11,247,807	21,820,921	6,180,939
Net Assets	$39,082,802	$84,480,925	$184,658,432	$189,551,655	$75,989,669

Investments, at Cost	$38,945,351	$81,932,863	$173,557,209	$167,918,949	$69,857,632

PRICING OF SHARES:

Class I:
Net Assets	$3,628,419	$4,546,877	$22,019,444	$71,435,552	$33,032,037
Shares of beneficial interest outstanding	323,478	429,025	1,973,182	6,399,474	2,841,612
Net assets value, offering and redemption price per share	$11.22	$10.60	$11.16	$11.16	$11.62

Class II:
Net Assets	$35,454,383	$79,934,048	$162,638,988	$118,116,103	$42,957,632
Shares of beneficial interest outstanding	3,179,003	7,232,784	14,479,719	10,744,204	3,729,612
Net assets value, offering and redemption price per share	$11.15	$11.05	$11.23	$10.99	$11.52

See Notes to Financial Statements.
13 | June 30, 2016

Morningstar ETF Asset Allocation Series

Statements of Operations	For the Six Months Ended June 30, 2016 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends	$367,562	$851,802	$1,988,973	$1,991,848	$804,898
Total Investment Income	367,562	851,802	1,988,973	1,991,848	804,898

EXPENSES:
Investment advisor fee	85,595	195,573	445,169	436,373	173,684
12b-1 fees:
Class II	43,296	103,152	220,535	157,846	58,653
Custodian fees	3,006	4,427	8,031	8,706	3,822
Legal fees	1,659	4,208	9,244	8,698	3,355
Audit fees	9,176	9,212	9,212	9,212	9,176
Trustees' fees and expenses	3,244	7,964	18,040	16,988	6,665
Report to shareholder fees	2,015	6,130	11,819	12,108	4,564
Registration fees	–	–	–	14	23
Other expenses	6,460	9,549	14,839	14,248	7,795
Total expenses before waiver/reimbursements	154,451	340,215	736,889	664,193	267,737
Less fees waived/reimbursed by investment advisor
Class I	(930)	(356)	–	–	(1,862)
Class II	(9,414)	(6,364)	–	–	(2,662)
Total Net Expenses	144,107	333,495	736,889	664,193	263,213
Net Investment Income	223,455	518,307	1,252,084	1,327,655	541,685

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	(135,432)	1,840,124	6,481,742	3,141,262	2,042,981
Net change in unrealized appreciation on investments	1,616,041	1,527,886	1,539,461	4,542,185	983,588
Net Realized and Unrealized Gain on Investments	1,480,609	3,368,010	8,021,203	7,683,447	3,026,569
Net Increase in Net Assets Resulting from Operations	$1,704,064	$3,886,317	$9,273,287	$9,011,102	$3,568,254

See Notes to Financial Statements.
14 | June 30, 2016

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2016(1) (Unaudited)	For the Year Ended December 31, 2015
OPERATIONS:

Net investment income	$223,455	$555,979
Net realized gain/(loss)	(135,432)	844,229
Long-term capital gain distributions from other investment companies	–	16,771
Net change in unrealized appreciation/(depreciation)	1,616,041	(1,914,100)
Net increase/(decrease) in net assets resulting from operations	1,704,064	(497,121)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(47,774)
Class II	–	(437,259)
From net realized gain
Class I	–	(80,836)
Class II	–	(893,715)
Total distributions	–	(1,459,584)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	439,331	823,631
Issued to shareholders in reinvestment of distributions	–	128,610
Cost of shares redeemed	(267,255)	(833,676)
Net increase from share transactions	172,076	118,565
Class II
Proceeds from sale of shares	4,358,175	13,321,624
Issued to shareholders in reinvestment of distributions	–	1,330,974
Cost of shares redeemed	(5,773,236)	(14,107,534)
Net increase/(decrease) from share transactions	(1,415,061)	545,064

Net increase/(decrease) in net assets	461,079	(1,293,076)

NET ASSETS:

Beginning of period	38,621,723	39,914,799
End of period*	$39,082,802	$38,621,723

*Includes accumulated net investment income of:	$779,403	$555,948

See Notes to Financial Statements.
15 | June 30, 2016

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2016(1)(Unaudited)	For the Year Ended December 31, 2015
OTHER INFORMATION - SHARES:

Class I
Sold	40,327	73,416
Reinvested	–	12,042
Redeemed	(24,465)	(74,191)
Net increase in shares outstanding	15,862	11,267

Class II
Sold	400,651	1,187,479
Reinvested	–	125,209
Redeemed	(533,223)	(1,260,192)
Net increase/(decrease) in shares outstanding	(132,572)	52,496

(1)	Prior to April 30, 2016 the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.

See Notes to Financial Statements.
16 | June 30, 2016

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2016(1) (Unaudited)	For the Year Ended December 31, 2015
OPERATIONS:

Net investment income	$518,307	$1,423,158
Net realized gain	1,840,124	4,498,916
Long-term capital gain distributions from other investment companies	–	30,553
Net change in unrealized appreciation/(depreciation)	1,527,886	(7,561,543)
Net increase/(decrease) in net assets resulting from operations	3,886,317	(1,608,916)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(84,660)
Class II	–	(1,388,330)
From net realized gain
Class I	–	(175,861)
Class II	–	(3,464,731)
Total distributions	–	(5,113,582)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	252,516	1,025,320
Issued to shareholders in reinvestment of distributions	–	260,521
Cost of shares redeemed	(324,689)	(773,606)
Net increase/(decrease) from share transactions	(72,173)	512,235
Class II
Proceeds from sale of shares	5,331,142	11,188,155
Issued to shareholders in reinvestment of distributions	–	4,853,061
Cost of shares redeemed	(17,338,147)	(28,519,360)
Net decrease from share transactions	(12,007,005)	(12,478,144)

Net decrease in net assets	(8,192,861)	(18,688,407)

NET ASSETS:

Beginning of period	92,673,786	111,362,193
End of period*	$84,480,925	$92,673,786

*Includes accumulated net investment income of:	$1,941,415	$1,423,108

See Notes to Financial Statements.
17 | June 30, 2016

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2016(1) (Unaudited)	For the Year Ended December 31, 2015
OTHER INFORMATION - SHARES:

Class I
Sold	24,801	93,744
Reinvested	–	25,897
Redeemed	(32,198)	(70,017)
Net increase/(decrease) in shares outstanding	(7,397)	49,624

Class II
Sold	494,127	981,340
Reinvested	–	462,196
Redeemed	(1,614,120)	(2,510,031)
Net decrease in shares outstanding	(1,119,993)	(1,066,495)

(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.

See Notes to Financial Statements.
18 | June 30, 2016

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2016(1) (Unaudited)	For the Year Ended December 31, 2015
OPERATIONS:

Net investment income	$1,252,084	$3,242,403
Net realized gain	6,481,742	9,019,871
Long-term capital gain distributions from other investment companies	–	42,933
Net change in unrealized appreciation/(depreciation)	1,539,461	(17,004,851)
Net increase/(decrease) in net assets resulting from operations	9,273,287	(4,699,644)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(373,007)
Class II	–	(2,808,433)
From net realized gain
Class I	–	(590,856)
Class II	–	(5,254,593)
Total distributions	–	(9,026,889)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,364,768	2,739,084
Issued to shareholders in reinvestment of distributions	–	963,864
Cost of shares redeemed	(1,898,356)	(1,605,415)
Net increase/(decrease) from share transactions	(533,588)	2,097,533
Class II
Proceeds from sale of shares	8,532,127	38,327,733
Issued to shareholders in reinvestment of distributions	–	8,063,026
Cost of shares redeemed	(45,889,335)	(49,338,213)
Net decrease from share transactions	(37,357,208)	(2,947,454)

Net decrease in net assets	(28,617,509)	(14,576,454)

NET ASSETS:

Beginning of period	213,275,941	227,852,395
End of period*	$184,658,432	$213,275,941

*Includes accumulated net investment income of:	$4,574,783	$3,322,699

See Notes to Financial Statements.
19 | June 30, 2016

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2016(1) (Unaudited)	For the Year Ended December 31, 2015
OTHER INFORMATION - SHARES:

Class I
Sold	128,266	239,446
Reinvested	–	91,448
Redeemed	(175,812)	(140,583)
Net increase/(decrease) in shares outstanding	(47,546)	190,311

Class II
Sold	787,315	3,324,622
Reinvested	–	758,516
Redeemed	(4,190,317)	(4,282,969)
Net decrease in shares outstanding	(3,403,002)	(199,831)

(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.

See Notes to Financial Statements.
20 | June 30, 2016

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2016(1) (Unaudited)	For the Year Ended December 31, 2015
OPERATIONS:

Net investment income	$1,327,655	$3,002,460
Net realized gain	3,141,262	8,208,003
Long-term capital gain distributions from other investment companies	–	27,028
Net change in unrealized appreciation/(depreciation)	4,542,185	(16,636,470)
Net increase/(decrease) in net assets resulting from operations	9,011,102	(5,398,979)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(1,032,915)
Class II	–	(1,797,399)
From net realized gain
Class I	–	(988,414)
Class II	–	(2,067,305)
Total distributions	–	(5,886,033)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	4,640,831	10,832,756
Issued to shareholders in reinvestment of distributions	–	2,021,329
Cost of shares redeemed	(3,138,158)	(6,078,815)
Net increase from share transactions	1,502,673	6,775,270
Class II
Proceeds from sale of shares	9,793,955	25,105,142
Issued to shareholders in reinvestment of distributions	–	3,864,704
Cost of shares redeemed	(32,875,788)	(31,248,697)
Net decrease from share transactions	(23,081,833)	(2,278,851)

Net decrease in net assets	(12,568,058)	(6,788,593)

NET ASSETS:

Beginning of period	202,119,713	208,908,306
End of period*	$189,551,655	$202,119,713

*Includes accumulated net investment income of:	$4,427,162	$3,099,507

See Notes to Financial Statements.
21 | June 30, 2016

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2016(1) (Unaudited)	For the Year Ended December 31, 2015
OTHER INFORMATION - SHARES:

Class I
Sold	435,989	949,030
Reinvested	–	191,595
Redeemed	(289,183)	(536,043)
Net increase in shares outstanding	146,806	604,582

Class II
Sold	932,342	2,229,157
Reinvested	–	371,606
Redeemed	(3,047,259)	(2,802,489)
Net decrease in shares outstanding	(2,114,917)	(201,726)

(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.

See Notes to Financial Statements.
22 | June 30, 2016

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2016(1) (Unaudited)	For the Year Ended December 31, 2015
OPERATIONS:

Net investment income	$541,685	$1,105,645
Net realized gain	2,042,981	3,273,098
Long-term capital gain distributions from other investment companies	–	7,363
Net change in unrealized appreciation/(depreciation)	983,588	(6,654,371)
Net increase/(decrease) in net assets resulting from operations	3,568,254	(2,268,265)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(433,162)
Class II	–	(635,363)
From net realized gain
Class I	–	(436,349)
Class II	–	(769,718)
Total distributions	–	(2,274,592)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	3,544,544	7,530,846
Issued to shareholders in reinvestment of distributions	–	869,510
Cost of shares redeemed	(1,344,690)	(2,880,122)
Net increase from share transactions	2,199,854	5,520,234
Class II
Proceeds from sale of shares	5,818,218	12,696,303
Issued to shareholders in reinvestment of distributions	–	1,405,082
Cost of shares redeemed	(15,616,893)	(13,825,222)
Net increase/(decrease) from share transactions	(9,798,675)	276,163

Net increase/(decrease) in net assets	(4,030,567)	1,253,540

NET ASSETS:

Beginning of period	80,020,236	78,766,696
End of period*	$75,989,669	$80,020,236

*Includes accumulated net investment income of:	$1,692,694	$1,151,009

See Notes to Financial Statements.
23 | June 30, 2016

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2016(1) (Unaudited)	For the Year Ended December 31, 2015
OTHER INFORMATION - SHARES:

Class I
Sold	320,545	633,933
Reinvested	–	79,118
Redeemed	(120,574)	(243,640)
Net increase in shares outstanding	199,971	469,411

Class II
Sold	524,566	1,074,787
Reinvested	–	128,907
Redeemed	(1,377,286)	(1,167,211)
Net increase/(decrease) in shares outstanding	(852,720)	36,483

(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.

See Notes to Financial Statements.

24 | June 30, 2016

Morningstar Conservative ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2016(1) (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.72		$11.27	$11.24	$11.24	$11.03	$11.09
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.08		0.18	0.17	0.15	0.20	0.26
Net realized and unrealized gain/(loss) on investments	0.42		(0.29)	0.18	0.16	0.40	0.11
Total income/(loss) from investment operations	0.50		(0.11)	0.35	0.31	0.60	0.37

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.16)	(0.15)	(0.17)	(0.18)	(0.16)
From net realized gain	–		(0.28)	(0.17)	(0.14)	(0.21)	(0.27)
Total distributions	–		(0.44)	(0.32)	(0.31)	(0.39)	(0.43)
Net increase/(decrease) in net asset value	0.50		(0.55)	0.03	–	0.21	(0.06)
Net asset value - end of year	$11.22		$10.72	$11.27	$11.24	$11.24	$11.03

Total Return*	4.66	%(3)	(0.96)%	3.10%	2.77%	5.48%	3.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$3,628		$3,296	$3,340	$3,037	$3,039	$2,504
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.58	%(4)	0.57%	0.55%	0.58%	0.60%	0.63%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.53%	0.51%
Net investment income after waiver/reimbursements	1.42	%(4)	1.59%	1.48%	1.29%	1.75%	2.31%
Portfolio turnover rate	16	%(3)	37%	23%	19%	22%	39%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
25 | June 30, 2016

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2016(1)(Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.67		$11.22	$11.20	$11.20	$11.00	$11.07
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.06		0.15	0.14	0.12	0.17	0.24
Net realized and unrealized gain/(loss) on investments	0.42		(0.28)	0.17	0.17	0.40	0.10
Total income/(loss) from investment operations	0.48		(0.13)	0.31	0.29	0.57	0.34

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.14)	(0.12)	(0.15)	(0.16)	(0.14)
From net realized gain	–		(0.28)	(0.17)	(0.14)	(0.21)	(0.27)
Total distributions	–		(0.42)	(0.29)	(0.29)	(0.37)	(0.41)
Net increase/(decrease) in net asset value	0.48		(0.55)	0.02	–	0.20	(0.07)
Net asset value - end of year	$11.15		$10.67	$11.22	$11.20	$11.20	$11.00

Total Return*	4.50	%(3)	(1.21)%	2.77%	2.56%	5.21%	3.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$35,454		$35,325	$36,575	$36,295	$35,950	$27,460
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.83	%(4)	0.82%	0.80%	0.83%	0.85%	0.88%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.78%	0.77%
Net investment income after waiver/reimbursements	1.15	%(4)	1.33%	1.22%	1.05%	1.53%	2.10%
Portfolio turnover rate	16	%(3)	37%	23%	19%	22%	39%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Conservative ETF Asset Allocation Portfolio was known as Ibbotson Conservative ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
26 | June 30, 2016

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2016(1)(Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.12		$10.93	$10.90	$10.41	$10.11	$10.25
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.07		0.18	0.17	0.15	0.20	0.23
Net realized and unrealized gain/(loss) on investments	0.41		(0.35)	0.22	0.63	0.63	(0.09)
Total income/(loss) from investment operations	0.48		(0.17)	0.39	0.78	0.83	0.14

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.21)	(0.16)	(0.19)	(0.20)	(0.11)
From net realized gain	–		(0.43)	(0.20)	(0.10)	(0.33)	(0.17)
Total distributions	–		(0.64)	(0.36)	(0.29)	(0.53)	(0.28)
Net increase/(decrease) in net asset value	0.48		(0.81)	0.03	0.49	0.30	(0.14)
Net asset value - end of year	$10.60		$10.12	$10.93	$10.90	$10.41	$10.11

Total Return*	4.74%	(3)	(1.52)%	3.63%	7.58%	8.18%	1.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$4,547		$4,417	$4,227	$3,736	$3,315	$2,186
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.55%	(4)	0.52%	0.50%	0.53%	0.52%	0.55%
Net expenses after waiver/reimbursements	0.53%	(4)	0.52%	0.50%	0.53%	0.52%	0.51%
Net investment income after waiver/reimbursements	1.46%	(4)	1.63%	1.56%	1.39%	1.90%	2.25%
Portfolio turnover rate	13%	(3)	24%	16%	12%	19%	45%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
27 | June 30, 2016

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2016(1)(Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.57		$11.37	$11.33	$10.81	$10.49	$10.64
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.06		0.15	0.15	0.13	0.17	0.21
Net realized and unrealized gain/(loss) on investments	0.42		(0.35)	0.22	0.65	0.66	(0.10)
Total income/(loss) from investment operations	0.48		(0.20)	0.37	0.78	0.83	0.11

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.17)	(0.13)	(0.16)	(0.18)	(0.09)
From net realized gain	–		(0.43)	(0.20)	(0.10)	(0.33)	(0.17)
Total distributions	–		(0.60)	(0.33)	(0.26)	(0.51)	(0.26)
Net increase/(decrease) in net asset value	0.48		(0.80)	0.04	0.52	0.32	(0.15)
Net asset value - end of year	$11.05		$10.57	$11.37	$11.33	$10.81	$10.49

Total Return*	4.54	%(3)	(1.68)%	3.30%	7.33%	7.87%	1.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$79,934		$88,257	$107,135	$110,724	$109,407	$94,049
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.80	%(4)	0.77%	0.76%	0.78%	0.77%	0.80%
Net expenses after waiver/reimbursements	0.78	%(4)	0.77%	0.76%	0.78%	0.77%	0.77%
Net investment income after waiver/reimbursements	1.18	%(4)	1.33%	1.29%	1.14%	1.57%	1.98%
Portfolio turnover rate	13	%(3)	24%	16%	12%	19%	45%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Income and Growth ETF Asset Allocation Portfolio was known as Ibbotson Income and Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
28 | June 30, 2016

Morningstar Balanced ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2016(1)(Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.64		$11.37	$11.18	$10.18	$9.74	$10.08
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.08		0.19	0.19	0.17	0.21	0.22
Net realized and unrealized gain/(loss) on investments	0.44		(0.42)	0.34	1.07	0.86	(0.28)
Total income/(loss) from investment operations	0.52		(0.23)	0.53	1.24	1.07	(0.06)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.19)	(0.16)	(0.18)	(0.18)	(0.12)
From net realized gain	–		(0.31)	(0.18)	(0.06)	(0.45)	(0.16)
Total distributions	–		(0.50)	(0.34)	(0.24)	(0.63)	(0.28)
Net increase/(decrease) in net asset value	0.52		(0.73)	0.19	1.00	0.44	(0.34)
Net asset value - end of year	$11.16		$10.64	$11.37	$11.18	$10.18	$9.74

Total Return*	4.89	%(3)	(1.97)%	4.79%	12.19%	11.00%	(0.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$22,019		$21,502	$20,807	$19,383	$13,860	$8,406
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52	%(4)	0.51%	0.50%	0.52%	0.51%	0.53%
Net expenses after waiver/reimbursements	0.52	%(4)	0.51%	0.50%	0.52%	0.51%	0.52%
Net investment income after waiver/reimbursements	1.55	%(4)	1.68%	1.70%	1.59%	2.06%	2.19%
Portfolio turnover rate	14	%(3)	29%	19%	11%	18%	51%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
29 | June 30, 2016

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2016(1)(Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.72		$11.45	$11.26	$10.26	$9.81	$10.17
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.07		0.16	0.17	0.14	0.18	0.19
Net realized and unrealized gain/(loss) on investments	0.44		(0.42)	0.34	1.07	0.88	(0.29)
Total income/(loss) from investment operations	0.51		(0.26)	0.51	1.21	1.06	(0.10)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.16)	(0.14)	(0.15)	(0.16)	(0.10)
From net realized gain	–		(0.31)	(0.18)	(0.06)	(0.45)	(0.16)
Total distributions	–		(0.47)	(0.32)	(0.21)	(0.61)	(0.26)
Net increase/(decrease) in net asset value	0.51		(0.73)	0.19	1.00	0.45	(0.36)
Net asset value - end of year	$11.23		$10.72	$11.45	$11.26	$10.26	$9.81

Total Return*	4.76	%(3)	(2.22)%	4.51%	11.86%	10.81%	(0.89)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$162,639		$191,774	$207,046	$199,551	$177,384	$146,175
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77	%(4)	0.76%	0.75%	0.77%	0.76%	0.78%
Net expenses after waiver/reimbursements	0.77	%(4)	0.76%	0.75%	0.77%	0.76%	0.77%
Net investment income after waiver/reimbursements	1.23	%(4)	1.40%	1.43%	1.30%	1.68%	1.89%
Portfolio turnover rate	14	%(3)	29%	19%	11%	18%	51%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Balanced ETF Asset Allocation Portfolio was known as Ibbotson Balanced ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
30 | June 30, 2016

Morningstar Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2016(1)(Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.68		$11.27	$10.91	$9.48	$9.17	$9.75
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.08		0.18	0.18	0.16	0.18	0.18
Net realized and unrealized gain/(loss) on investments	0.40		(0.44)	0.34	1.42	1.02	(0.53)
Total income/(loss) from investment operations	0.48		(0.26)	0.52	1.58	1.20	(0.35)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.17)	(0.14)	(0.14)	(0.15)	(0.12)
From net realized gain	–		(0.16)	(0.02)	(0.01)	(0.74)	(0.11)
Total distributions	–		(0.33)	(0.16)	(0.15)	(0.89)	(0.23)
Net increase/(decrease) in net asset value	0.48		(0.59)	0.36	1.43	0.31	(0.58)
Net asset value - end of year	$11.16		$10.68	$11.27	$10.91	$9.48	$9.17

Total Return*	4.49	%(3)	(2.22)%	4.85%	16.78%	13.24%	(3.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$71,436		$66,750	$63,676	$53,553	$37,403	$26,531
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52	%(4)	0.51%	0.50%	0.52%	0.52%	0.54%
Net expenses after waiver/reimbursements	0.52	%(4)	0.51%	0.50%	0.52%	0.52%	0.51%
Net investment income after waiver/reimbursements	1.59	%(4)	1.60%	1.64%	1.53%	1.84%	1.85%
Portfolio turnover rate	16	%(3)	28%	16%	6%	19%	52%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
31 | June 30, 2016

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2016(1)(Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.53		$11.12	$10.77	$9.36	$9.07	$9.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.07		0.15	0.15	0.12	0.14	0.14
Net realized and unrealized gain/(loss) on investments	0.39		(0.44)	0.34	1.42	1.02	(0.50)
Total income/(loss) from investment operations	0.46		(0.29)	0.49	1.54	1.16	(0.36)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.14)	(0.12)	(0.12)	(0.13)	(0.11)
From net realized gain	–		(0.16)	(0.02)	(0.01)	(0.74)	(0.11)
Total distributions	–		(0.30)	(0.14)	(0.13)	(0.87)	(0.22)
Net increase/(decrease) in net asset value	0.46		(0.59)	0.35	1.41	0.29	(0.58)
Net asset value - end of year	$10.99		$10.53	$11.12	$10.77	$9.36	$9.07

Total Return*	4.37	%(3)	(2.51)%	4.57%	16.54%	12.92%	(3.68)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$118,116		$135,370	$145,233	$142,959	$120,573	$107,209
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77	%(4)	0.76%	0.75%	0.77%	0.77%	0.79%
Net expenses after waiver/reimbursements	0.77	%(4)	0.76%	0.75%	0.77%	0.77%	0.76%
Net investment income after waiver/reimbursements	1.25	%(4)	1.32%	1.35%	1.23%	1.47%	1.47%
Portfolio turnover rate	16	%(3)	28%	16%	6%	19%	52%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Growth ETF Asset Allocation Portfolio was known as Ibbotson Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
32 | June 30, 2016

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2016(1)(Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.13		$11.79	$11.48	$9.88	$8.75		$9.31
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.09		0.19	0.20	0.18	0.18		0.17
Net realized and unrealized gain/(loss) on investments	0.40		(0.51)	0.34	1.64	1.08		(0.62)
Total income/(loss) from investment operations	0.49		(0.32)	0.54	1.82	1.26		(0.45)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.17)	(0.14)	(0.14)	(0.13)		(0.11)
From net realized gain	–		(0.17)	(0.09)	(0.08)	(0.00	)(3)	–
Total distributions	–		(0.34)	(0.23)	(0.22)	(0.13)		(0.11)
Net increase/(decrease) in net asset value	0.49		(0.66)	0.31	1.60	1.13		(0.56)
Net asset value - end of year	$11.62		$11.13	$11.79	$11.48	$9.88		$8.75

Total Return*	4.40	%(4)	(2.65)%	4.74%	18.53%	14.46%		(4.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$33,032		$29,410	$25,603	$20,301	$13,256		$8,937
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.54	%(5)	0.53%	0.51%	0.55%	0.57%		0.60%
Net expenses after waiver/reimbursements	0.53	%(5)	0.52%	0.51%	0.52%	0.53%		0.51%
Net investment income after waiver/reimbursements	1.64	%(5)	1.56%	1.70%	1.63%	1.91%		1.81%
Portfolio turnover rate	24	%(4)	27%	19%	8%	23%		43%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Less than ($0.005) per share.
(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements.
33 | June 30, 2016

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2016(1)(Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.04		$11.70	$11.39	$9.82	$8.70		$9.26
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(2)	0.07		0.15	0.17	0.14	0.14		0.13
Net realized and unrealized gain/(loss) on investments	0.41		(0.50)	0.34	1.63	1.09		(0.60)
Total income/(loss) from investment operations	0.48		(0.35)	0.51	1.77	1.23		(0.47)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.14)	(0.11)	(0.12)	(0.11)		(0.09)
From net realized gain	–		(0.17)	(0.09)	(0.08)	(0.00	)(3)	–
Total distributions	–		(0.31)	(0.20)	(0.20)	(0.11)		(0.09)
Net increase/(decrease) in net asset value	0.48		(0.66)	0.31	1.57	1.12		(0.56)
Net asset value - end of year	$11.52		$11.04	$11.70	$11.39	$9.82		$8.70

Total Return*	4.35	%(4)	(2.92)%	4.56%	18.12%	14.20%		(5.04)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$42,958		$50,611	$53,164	$48,589	$38,551		$33,554
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.79	%(5)	0.78%	0.76%	0.80%	0.82%		0.84%
Net expenses after waiver/reimbursements	0.78	%(5)	0.77%	0.76%	0.77%	0.78%		0.76%
Net investment income after waiver/reimbursements	1.25	%(5)	1.25%	1.41%	1.31%	1.51%		1.45%
Portfolio turnover rate	24	%(4)	27%	19%	8%	23%		43%

*	Assumes reinvestment of any dividends and distributions.
(1)	Prior to April 30, 2016, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio was known as Ibbotson Aggressive Growth ETF Asset Allocation Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Less than ($0.005) per share.
(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements.
34 | June 30, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview	June 30, 2016 (Unaudited)

Investment Objective

The ALPS | Alerian Energy Infrastructure Portfolio (the “Portfolio”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “AMEI Index”).

The Portfolio employs a “passive management”  – or indexing – investment approach designed to track the performance of the AMEI Index. Developed by Alerian,  the AMEI Index is intended to give investors a means of tracking the overall performance of North American  energy infrastructure  companies.  The  AMEI  Index  is  a  composite  of  North  American  energy  infrastructure  companies  engaged  in  the  pipeline transportation, storage, and processing of energy commodities (also known as “midstream energy businesses”). Each constituent is assigned to one of four categories: (i) U.S. Energy Infrastructure MLPs; (ii) U.S. General Partners; (iii) U.S. Energy Infrastructure Companies; and (iv) Canadian Energy Infrastructure Companies.

Portfolio Overview

During the six-month period from January 1, 2016 to June 30, 2016, the Portfolio’s Class I shares delivered a net return of 25.77% (Class III delivered a net return of 25.49%). This compares to the AMEI Index, which gained 23.0% and 26.9% on a price and total return basis, respectively.

The top performer during the period was ONEOK Inc (OKE +92%), as the ethane markets improved. Other top performers include Targa Resources Corp (TRGP  +56%) and Spectra Energy (SE +53%). Underperformers  included Shell Midstream Partners (SHLX -19%) and Williams Companies  (WMB -16%), which was unsuccessful in merging with Energy Transfer Equity (ETE).

During the period, Genesis Energy (GEL) and Tesoro Logistics (TLLP) were removed from the AMEI Index. In addition, Columbia Pipeline Group (CPGX) was removed from the AMEI Index due to its merger with TransCanada (TRP).

After falling since October 2014, the AMEI Index hit a near-term low on February 11, 2016. In the weeks and months following until period end on June 30, 2016, the AMEI Index recovered by 51%.

Prior to the energy downturn, energy infrastructure companies were rewarded for raising growth capital expenditure budgets and funding projects with cheap external capital. In contrast, the lion’s  share of discussion during the beginning of the period was focused on growth capital expenditure reduction and deferrals, alternative financing options, and investment-grade counterparties.

By March and April, the capital markets began to ease and hints of Mergers and Acquisitions (“M&A”) began to emerge. Quarterly earnings reports were also roughly in-line   with analyst expectations. By June, several energy infrastructure MLPs and companies began to announce growth projects again. More notable projects include a $2.1 billion natural gas pipeline in Mexico, owned by TransCanada and IEnova, as well as Spectra Energy’s $1.5 billion natural gas pipeline running to the Mexican border where it will connect with TransCanada and IEnova’s pipeline. On the crude oil front, gathering systems in the Permian and even an open season for a pipeline carrying crude from the DJ Basin to Cushing were announced.

The International Energy Agency (IEA) estimates that global oil supply surpluses will dramatically decrease later this year, and that the global oil market seems to be heading towards balance. In addition, the Interstate Natural Gas Association of America (INGAA) released an updated study* discussing midstream oil and gas infrastructure needs in the U.S. and Canada, suggesting a median case of $522 billion of energy  infrastructure build-out necessary between 2015-2035. If the energy markets rebalance, and the $522 billion of energy infrastructure build-out materializes over the next several decades, investors seeking access to real assets via energy infrastructure have the potential to experience capital appreciation.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect ALPS Advisors, Inc. (the “Adviser”), Alerian, nor the Portfolio’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Portfolio or any securities or any sectors mentioned in this letter. The subject matter contained in this letter had been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Adviser, Sub-Adviser, nor the Portfolio(s) accepts any liability for losses either direct or consequential caused by the use of this information. Diversification cannot guarantee gain or prevent losses.

*	Find the INGAA study at http://www.ingaa.org/Foundation/Foundation-Reports/27958.aspx.
35 | June 30, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	June 30, 2016 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF  JUNE  30, 2016

				Since Inception	Annualized Expense Ratios as disclosed in current prospectus dated 4/30/16
	Six Months[1]	1 Year	3 Year	(5/01/13)	Gross	Net[2]
ALPS | Alerian Energy Infrastructure Portfolio - Class I	25.77%	-13.12%	-0.21%	-1.68%	0.99%	0.95%
ALPS | Alerian Energy Infrastructure Portfolio - Class III	25.49%	-13.44%	-0.68%	-2.11%	1.35%	1.30%
Alerian Energy Infrastructure Index[3]	26.87%	-12.04%	1.09%	-0.37%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The  tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio  distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent  month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2016. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of either Class I or Class III shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
[3]	The Alerian Energy Infrastructure Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities. An investor cannot invest directly in an index.

If an MLP in the Portfolio is deemed a corporation rather than a partnership for federal income tax purposes, then the income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the Portfolio which could result in a reduction  of the Portfolio’s value.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The benefit you are expected to derive from the Portfolio’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Portfolio’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Portfolio.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor (the “Distributor”). The Distributor is not affiliated with Alerian.
36 | June 30, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	June 30, 2016 (Unaudited)

Top 10 Holdings(1)(2) (as of June 30, 2016)

Spectra Energy Corp.	5.22%
Dominion Resources, Inc.	5.07%
Kinder Morgan, Inc.	5.01%
CenterPoint Energy, Inc.	5.00%
TransCanada Corp.	4.99%
ONEOK, Inc.	4.99%
Enbridge, Inc.	4.88%
Enterprise Products Partners LP	4.84%
Pembina Pipeline Corp.	4.81%
Magellan Midstream Partners LP	4.73%
Total	49.54%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2016.
Sector Allocation(1)(2)

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (May 1, 2013). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of June 30, 2016)

ALPS | Alerian Energy Infrastructure Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be  higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.
37 | June 30, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments	As of June 30, 2016 (Unaudited)

	Shares	Value
Canadian Energy Infrastructure Companies - 24.47%
AltaGas, Ltd.	56,771	$1,379,782
Enbridge, Inc.	87,442	3,704,246
Gibson Energy, Inc.	49,987	579,980
Inter Pipeline, Ltd.	120,549	2,556,634
Keyera Corp.	64,920	1,985,865
Pembina Pipeline Corp.	120,172	3,651,808
TransCanada Corp.	83,841	3,793,757
Veresen, Inc.	109,871	931,218

Total Canadian Energy Infrastructure Companies (Cost $20,542,075)		18,583,290

U.S. Energy Infrastructure Companies - 25.07%
CenterPoint Energy, Inc.	158,335	3,800,040
Dominion Resources, Inc.	49,441	3,852,937
Kinder Morgan, Inc.	203,118	3,802,369
Macquarie Infrastructure Corp.	30,396	2,250,824
OGE Energy Corp.	81,061	2,654,748
Targa Resources Corp.	63,565	2,678,629

Total U.S. Energy Infrastructure Companies (Cost $19,518,578)		19,039,547

U.S. Energy Infrastructure MLPs - 24.33%
Buckeye Partners LP	38,094	2,679,151
Cheniere Energy Partners LP	13,242	396,995
Energy Transfer Equity LP	240,433	3,455,022
Enterprise Products Partners LP	125,665	3,676,958
EQT GP Holdings LP	7,700	196,273
Magellan Midstream Partners LP	47,254	3,591,304
MPLX LP	73,318	2,465,685
NuStar GP Holdings LLC	9,956	255,272
Phillips 66 Partners LP	10,738	599,932
Shell Midstream Partners LP	25,443	859,719
Western Gas Equity Partners LP	7,997	305,885

Total U.S. Energy Infrastructure MLPs (Cost $20,715,804)		18,482,196
	Shares	Value
U.S. General Partners - 24.92%
Archrock, Inc.	75,033	$706,811
EnLink Midstream LLC	51,784	823,883
ONEOK, Inc.	79,854	3,789,072
Plains GP Holdings LP, Class A	318,163	3,318,440
SemGroup Corp., Class A	48,303	1,572,746
Spectra Energy Corp.	108,226	3,964,318
Tallgrass Energy GP LP	52,723	1,189,958
The Williams Cos., Inc.	164,715	3,562,786

Total U.S. General Partners (Cost $19,719,706)		18,928,014

	7-Day Yield	Shares	Value
Short-Term Investments - 0.60%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.425%	455,787	$455,787

Total Short-Term Investments (Cost $455,787)			455,787

Total Investments - 99.39% (Total cost $80,951,950)			75,488,834

Other Assets in Excess of Liabilities - 0.61%			466,831

Net Assets - 100.00%			$75,955,665

See Notes to Financial Statements.

38 | June 30, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Assets and Liabilities	As of June 30, 2016 (Unaudited)

ASSETS:

Investments, at value	$75,488,834
Receivable for investments sold	780,568
Receivable for shares sold	43,682
Dividends receivable	82,472
Other assets	2,295
Total Assets	76,397,851

LIABILITIES:

Payable for investments purchased	308,275
Payable for shares redeemed	31,163
Payable to advisor	40,685
Payable for distribution and service fees	29,973
Payable for audit fees	16,319
Accrued expenses and other liabilities	15,771
Total Liabilities	442,186
Net Assets	$75,955,665

NET ASSETS CONSIST OF:

Paid-in capital	$90,211,215
Accumulated net investment income	1,988,015
Accumulated net realized loss	(10,780,481)
Net unrealized depreciation	(5,463,084)
Net Assets	$75,955,665

Investments, at Cost	$80,951,950

PRICING OF SHARES:

Class I:
Net Assets	$529,507
Shares of beneficial interest outstanding	59,299
Net assets value, offering and redemption price per share	$8.93

Class III:
Net Assets	$75,426,158
Shares of beneficial interest outstanding	8,462,116
Net assets value, offering and redemption price per share	$8.91

See Notes to Financial Statements.
39 | June 30, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Operations	For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $60,429)	$1,771,901
Total Investment Income	1,771,901

EXPENSES:
Investment advisor fee	209,168
12b-1 fees:
Class III	74,174
Shareholder servicing fees:
Class I	317
Class III	74,174
Custodian fees	9,954
Legal fees	2,420
Audit fees	10,431
Trustees' fees and expenses	4,477
Report to shareholder fees	9,191
Registration fees	79
Other expenses	9,303
Total expenses before waiver/reimbursements	403,688
Less fees waived/reimbursed by investment advisor
Class I	(111)
Class III	(15,864)
Total Net Expenses	387,713
Net Investment Income	1,384,188

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(7,151,747)
Foreign currency transactions	(623,652)
Net change in unrealized appreciation/(depreciation) on:
Investments	21,450,933
Translation of assets and liabilities denominated in foreign currencies	(423)
Net Realized and Unrealized Gain on Investments	13,675,111
Net Increase in Net Assets Resulting from Operations	$15,059,299

See Notes to Financial Statements.
40 | June 30, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
OPERATIONS:

Net investment income	$1,384,188	$2,046,732
Net realized loss	(7,775,399)	(5,178,685)
Net change in unrealized appreciation/(depreciation)	21,450,510	(27,408,073)
Net increase/(decrease) in net assets resulting from operations	15,059,299	(30,540,026)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(4,509)
Class III	–	(504,787)
From net realized gain
Class I	–	(8,515)
Class III	–	(1,338,306)
Total distributions	–	(1,856,117)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	237,503	386,236
Issued to shareholders in reinvestment of distributions	–	13,023
Cost of shares redeemed	(146,610)	(197,258)
Net increase from share transactions	90,893	202,001
Class III
Proceeds from sale of shares	15,718,774	25,364,360
Issued to shareholders in reinvestment of distributions	–	1,843,093
Cost of shares redeemed	(7,654,233)	(11,414,195)
Net increase from share transactions	8,064,541	15,793,258

Net increase/(decrease) in net assets	23,214,733	(16,400,884)

NET ASSETS:

Beginning of period	52,740,932	69,141,816
End of period*	$75,955,665	$52,740,932

*Includes accumulated net investment income of:	$1,988,015	$603,827

See Notes to Financial Statements.
41 | June 30, 2016

ALPS | Alerian Energy Infrastructure Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
OTHER INFORMATION - SHARES:

Class I
Sold	32,656	36,015
Reinvested	–	2,001
Redeemed	(19,877)	(22,132)
Net increase in shares outstanding	12,779	15,884

Class III
Sold	2,072,171	2,499,586
Reinvested	–	283,117
Redeemed	(994,654)	(1,179,338)
Net increase in shares outstanding	1,077,517	1,603,365

See Notes to Financial Statements.
42 | June 30, 2016

ALPS | Alerian Energy Infrastructure Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$7.10		$11.91	$10.76	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.18		0.34	0.32	0.18
Net realized and unrealized gain/(loss) on investments	1.65		(4.86)	1.00	0.58
Total income/(loss) from investment operations	1.83		(4.52)	1.32	0.76

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.10)	(0.10)	–
From net realized gain	–		(0.19)	(0.07)	–
Total distributions	–		(0.29)	(0.17)	–
Net increase/(decrease) in net asset value	1.83		(4.81)	1.15	0.76
Net asset value - end of period	$8.93		$7.10	$11.91	$10.76

Total Return *	25.77	%(2)	(37.71)%	12.44%	7.60	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$530		$330	$365	$151
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.00	%(3)	0.94%	0.95%	3.11	%(3)
Net expenses after waiver/reimbursements	0.95	%(3)	0.90%	0.80%	0.80	%(3)
Net investment income after waiver/ reimbursements	4.81	%(3)	3.37%	2.73%	2.67	%(3)
Portfolio turnover rate	31	%(2)	59%	33%	26	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.
43 | June 30, 2016

ALPS | Alerian Energy Infrastructure Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$7.10		$11.90	$10.72	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.17		0.31	0.27	0.14
Net realized and unrealized gain/(loss) on investments	1.64		(4.85)	1.00	0.58
Total income/(loss) from investment operations	1.81		(4.54)	1.27	0.72

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.07)	(0.01)	–
From net realized gain	–		(0.19)	(0.08)	–
Total distributions	–		(0.26)	(0.09)	–
Net increase/(decrease) in net asset value	1.81		(4.80)	1.18	0.72
Net asset value - end of period	$8.91		$7.10	$11.90	$10.72

Total Return *	25.49	%(2)	(37.92)%	11.91%	7.20	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$75,426		$52,411	$68,777	$19,650
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.35	%(3)	1.27%	1.40%	2.22	%(3)
Net expenses after waiver/reimbursements	1.30	%(3)	1.23%	1.28%	1.30	%(3)
Net investment income after waiver/ reimbursements	4.63	%(3)	3.07%	2.24%	2.16	%(3)
Portfolio turnover rate	31	%(2)	59%	33%	26	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.
44 | June 30, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Performance Overview	June 30, 2016 (Unaudited)

Investment Objective

The investment objective of the ALPS | Red Rocks Listed Private Equity Portfolio (the “Portfolio”) is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

The Portfolio will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it is managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2016

				Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/16
	Six Months[1]	1 Year	Since Inception (10/24/14)	Gross	Net[2]
ALPS | Red Rocks Listed Private Equity Portfolio - Class I	-1.74%	-9.20%	1.16%	6.52%	1.62%
ALPS | Red Rocks Listed Private Equity Portfolio - Class III	-1.74%	-9.36%	0.90%	6.43%	1.97%
Red Rocks Global Listed Private Equity Index[3]	-2.65%	-11.31%	1.65%
MSCI World Total Return Index[4]	1.02%	-2.20%	2.12%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2016. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed 0.95% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
[3]	The Red Rocks Global Listed Private Equity Index includes securities, ADRs, and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies.
[4]	MSCI World Total Return Index – Morgan Stanley Capital International’s market capitalization weighted index is composed of companies representative of the market structure of 23 developed market countries in North America, Europe, and the Asia/Pacific Region. An investor cannot invest directly in an index.

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately – held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS | Red Rocks Listed Private Equity Portfolio. The Distributor is affiliated with Red Rocks Capital.
45 | June 30, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Performance Overview (continued)	June 30, 2016 (Unaudited)

Top 10 Holdings(1)(2)(as of June 30, 2016)
AURELIUS SE & Co. KGaA	4.25%
Brookfield Asset Management, Inc., Class A	3.15%
Eurazeo SA	3.03%
3i Group PLC	2.93%
Danaher Corp.	2.67%
Wendel SA	2.64%
Blackstone Group LP	2.63%
Onex Corp.	2.60%
SVG Capital PLC	2.60%
Macquarie Infrastructure Corp.	2.46%
Total	28.96%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2016.

Country Allocation(1)(2)

Growth of $10,000 (as of June 30, 2016)

ALPS | Red Rocks Listed Private Equity Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.
46 | June 30, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Schedule of Investments	As of June 30, 2016 (Unaudited)

	Shares	Value
Closed-End Funds - 13.55%
Financials - 13.55%
3i Infrastructure PLC	58,786	$139,301
Apax Global Alpha, Ltd.(1)(2)	94,002	144,850
Electra Private Equity PLC	3,625	176,093
HBM Healthcare Investments AG, Class A	1,951	186,008
HgCapital Trust PLC	9,974	158,671
NB Private Equity Partners, Ltd.	14,550	145,136
Oakley Capital Investments, Ltd.(3)	40,339	66,053
Riverstone Energy, Ltd.(3)	11,447	136,388

Total Financials		1,152,500

Total Closed-End Funds (Cost $1,263,260)		1,152,500

Common Stocks - 79.28%
Communications - 3.93%
IAC/InterActiveCorp	2,300	129,491
Liberty Media Group, Class A(3)	702	13,436
Liberty SiriusXM Group, Class A(3)	2,808	88,059
Liberty Ventures, Class A(3)	2,777	102,943

Total Communications		333,929

Diversified - 12.03%
Ackermans & van Haaren N.V.	1,598	195,426
Bollore SA	23,961	81,102
Brookfield Business Partners LP(3)	160	3,059
Leucadia National Corp.	5,705	98,868
Remgro, Ltd.	6,790	117,405
Schouw & Co.	3,477	192,217
Wendel SA	2,174	224,660
Wesfarmers, Ltd.	3,709	110,924

Total Diversified		1,023,661

Financials - 50.54%
3i Group PLC	34,172	249,066
Alaris Royalty Corp.	3,334	73,986
Alleghany Corp.(3)	276	151,684
Apollo Global Management LLC LP, Class A	2,932	44,420
Ares Capital Corp.	14,300	203,059
AURELIUS SE & Co. KGaA	6,181	361,558
Blackstone Group LP	9,107	223,486
Brederode SA	4,053	168,218
Carlyle Group LP	7,028	114,064
Clairvest Group, Inc.	3,607	81,300
Compass Diversified Holdings LP	5,030	83,448
Deutsche Beteiligungs AG	4,455	130,174
Eurazeo SA	4,339	257,613
	Shares	Value
Financials (continued)
Fifth Street Senior Floating Rate Corp.	8,128	$64,699
FNFV Group(3)	5,476	62,810
Grand Parade Investments, Ltd.	248,645	59,089
HAL Trust	787	149,766
Hosken Consolidated Investments, Ltd.	13,406	108,737
Intermediate Capital Group PLC	15,202	99,225
Investment AB Kinnevik, B Shares	4,246	100,370
Investor AB, B Shares	5,970	198,207
KKR & Co. LP	8,445	104,211
mutares AG	6,041	87,152
Oaktree Capital Group LLC LP	2,105	94,220
Onex Corp.	3,621	221,416
Princess Private Equity Holding, Ltd.	20,865	169,263
Ratos AB, B Shares	27,977	135,608
Solar Capital, Ltd.	6,294	119,901
SVG Capital PLC(3)	32,101	220,937
THL Credit, Inc.	6,732	74,927
Transaction Capital, Ltd.	110,753	86,479

Total Financials		4,299,093

Industrials - 7.46%
Danaher Corp.	2,248	227,048
Gesco AG	1,194	94,807
Indus Holding AG	2,213	102,655
Macquarie Infrastructure Corp.	2,831	209,636

Total Industrials		634,146

Utilities - 5.32%
Brookfield Asset Management, Inc., Class A	8,093	267,636
Brookfield Infrastructure Partners LP, Class A	4,085	184,887

Total Utilities		452,523

Total Common Stocks (Cost $6,997,695)		6,743,352

See Notes to Financial Statements.
47 | June 30, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Schedule of Investments (continued)	As of June 30, 2016 (Unaudited)

	7-Day Yield	Shares	Value
Short-Term Investments - 7.02%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.425%	597,502	$597,502

Total Short-Term Investments (Cost $597,502)			597,502

Total Investments - 99.85% (Total cost $8,858,457)			8,493,354

Other Assets in Excess of Liabilities - 0.15%			12,958

Net Assets - 100.00%			$8,506,312

(1)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities were $144,850, representing 1.70% of net assets.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $144,850, representing 1.70% of net assets.
(3)	Non-income producing security.

See Notes to Financial Statements.

48 | June 30, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Statement of Assets and Liabilities	As of June 30, 2016 (Unaudited)

ASSETS:

Investments, at value	$8,493,354
Cash	488
Foreign currency, at value (Cost $31,387)	32,361
Receivable for shares sold	24,042
Dividends receivable	21,254
Other assets	368
Total Assets	8,571,867

LIABILITIES:

Payable for investments purchased	21,351
Payable for shares redeemed	2,324
Payable to advisor	1,530
Payable for distribution and service fees	3,881
Payable for audit fees	19,776
Accrued expenses and other liabilities	16,693
Total Liabilities	65,555
Net Assets	$8,506,312

NET ASSETS CONSIST OF:

Paid-in capital	$8,850,861
Accumulated net investment income	278,666
Accumulated net realized loss	(257,164)
Net unrealized depreciation	(366,051)
Net Assets	$8,506,312

Investments, at Cost	$8,858,457

PRICING OF SHARES:

Class I:
Net Assets	$49,645
Shares of beneficial interest outstanding	4,889
Net assets value, offering and redemption price per share	$10.15

Class III:
Net Assets	$8,456,667
Shares of beneficial interest outstanding	834,294
Net assets value, offering and redemption price per share	$10.14

See Notes to Financial Statements.

49 | June 30, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Statement of Operations	For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $14,461)	$300,539
Total Investment Income	300,539

EXPENSES:
Investment advisor fee	33,052
12b-1 fees:
Class III	8,911
Shareholder servicing fees:
Class I	159
Class III	8,911
Custodian fees	19,317
Legal fees	267
Audit fees	10,366
Trustees' fees and expenses	485
Report to shareholder fees	2,489
Registration fees	119
Other expenses	5,470
Total expenses before waiver/reimbursements	89,546
Less fees waived/reimbursed by investment advisor
Class I	(1,327)
Class III	(35,346)
Total Net Expenses	52,873
Net Investment Income	247,666

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(233,929)
Foreign currency transactions	(32,650)
Net change in unrealized depreciation on:
Investments	(72,943)
Translation of assets and liabilities denominated in foreign currencies	(1,833)
Net Realized and Unrealized Loss on Investments	(341,355)
Net Decrease in Net Assets Resulting from Operations	$(93,689)

See Notes to Financial Statements.
50 | June 30, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
OPERATIONS:

Net investment income	$247,666	$30,864
Net realized gain/(loss)	(266,579)	9,733
Long-term capital gain distributions from other investment companies	–	3
Net change in unrealized depreciation	(74,776)	(298,823)
Net decrease in net assets resulting from operations	(93,689)	(258,223)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(1,059)
Class III	–	(3,838)
From net realized gain
Class I	–	(171)
Class III	–	(2,803)
Total distributions	–	(7,871)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	427,557	463,987
Issued to shareholders in reinvestment of distributions	–	1,230
Cost of shares redeemed	(797,237)	(27,597)
Net increase/(decrease) from share transactions	(369,680)	437,620
Class III
Proceeds from sale of shares	2,799,880	6,747,133
Issued to shareholders in reinvestment of distributions	–	6,641
Cost of shares redeemed	(426,753)	(590,505)
Net increase from share transactions	2,373,127	6,163,269
Net increase in net assets	1,909,758	6,334,795

NET ASSETS:

Beginning of period	6,596,554	261,759
End of period*	$8,506,312	$6,596,554

*Includes accumulated net investment income of:	$278,666	$31,000

 See Notes to Financial Statements.
51 | June 30, 2016

ALPS | Red Rocks Listed Private Equity Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
OTHER INFORMATION - SHARES:

Class I
Sold	43,774	43,979
Reinvested	–	123
Redeemed	(82,866)	(2,621)
Net increase/(decrease) in shares outstanding	(39,092)	41,481

Class III
Sold	281,395	628,039
Reinvested	–	663
Redeemed	(42,510)	(55,793)
Net increase in shares outstanding	238,885	572,909

See Notes to Financial Statements.

52 | June 30, 2016

ALPS | Red Rocks Listed Private Equity Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming  reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015		For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.33		$10.48		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.49		0.18		0.02
Net realized and unrealized gain/(loss) on investments	(0.67)		(0.29)		0.46
Total income/(loss) from investment operations	(0.18)		(0.11)		0.48

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.04)		–
From net realized gain	–		(0.00	)(2)	–
Total distributions	–		(0.04)		–
Net increase/(decrease) in net asset value	(0.18)		(0.15)		0.48
Net asset value - end of period	$10.15		$10.33		$10.48

Total Return*	(1.74	)%(3)	(1.08)%		4.80	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$50		$454		$26
Ratios to average net assets:
Total expenses before waiver/reimbursements	2.33	%(4)	5.98%		43.45	%(4)
Net expenses after waiver/reimbursements	1.10	%(4)	1.08%		0.95	%(4)
Net investment income after waiver/reimbursements	10.19	%(4)	1.76%		0.82	%(4)
Portfolio turnover rate	13	%(3)	12%		45	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

53 | June 30, 2016

ALPS | Red Rocks Listed Private Equity Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015		For the Period October 24, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.32		$10.47		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.33		0.15		0.01
Net realized and unrealized gain/(loss) on investments	(0.51)		(0.29)		0.46
Total income/(loss) from investment operations	(0.18)		(0.14)		0.47

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.01)		–
From net realized gain	–		(0.00	)(2)	–
Total distributions	–		(0.01)		–
Net increase/(decrease) in net asset value	(0.18)		(0.15)		0.47
Net asset value - end of period	$10.14		$10.32		$10.47

Total Return*	(1.74	)%(3)	(1.32)%		4.70	%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$8,457		$6,142		$236
Ratios to average net assets:
Total expenses before waiver/reimbursements	2.44	%(4)	5.91%		43.95	%(4)
Net expenses after waiver/reimbursements	1.45	%(4)	1.44%		1.45	%(4)
Net investment income after waiver/reimbursements	6.64	%(4)	1.46%		0.32	%(4)
Portfolio turnover rate	13	%(3)	12%		45	%(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
54 | June 30, 2016

ALPS | Stadion Tactical Defensive Portfolio

Performance Overview	June 30, 2016 (Unaudited)

Investment Objective

The investment objective of the ALPS | Stadion Tactical Defensive Portfolio (the “Portfolio” or the “Defensive Fund”) is to seek capital appreciation.

The Portfolio is actively managed, investing primarily in exchange traded funds (“ETFs”). The investment approach of the Defensive Portfolio is to participate in expanding cyclical markets while becoming defensive as conditions deteriorate.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2016

	Six Months[1]	1 Year	Since Inception (4/30/14)	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/16
				Gross	Net[2]
ALPS | Stadion Tactical
Defensive Portfolio - Class I	1.28%	-3.28%	-1.03%	2.27%	1.20%
ALPS | Stadion Tactical
Defensive Portfolio - Class III	1.14%	-3.49%	-1.22%	2.41%	1.55%
80% S&P 500® Index / 20% Barclays U.S.
Aggregate Bond Index[3]	4.20%	4.55%	6.85%
S&P 500® Total Return Index	3.84%	3.99%	7.38%
Barclays U.S. Aggregate Bond Index	5.31%	6.00%	4.17%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2016. The Adviser and Stadion Money Management, LLC (the “Sub-Adviser) have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
[3]	The S&P 500® Total Return Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. The Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer. An investor may not invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS | Stadion Tactical Defensive Portfolio. The Distributor is not affiliated with the Sub-Adviser.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Fund is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.
55 | June 30, 2016

ALPS | Stadion Tactical Defensive Portfolio

Performance Overview (continued)	June 30, 2016 (Unaudited)

Holdings(1)(2) (as of June 30, 2016)

SPDR® S&P 500® ETF Trust	25.46%
Russell 2000® ETF	25.32%
Total	50.78%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2016.
Sector Allocation (1)(2)

Growth of $10,000 (as of June 30, 2016)

ALPS | Stadion Tactical Defensive Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.
56 | June 30, 2016

ALPS | Stadion Tactical Growth Portfolio

Performance Overview	June 30, 2016 (Unaudited)

Investment Objective

The investment objective of the ALPS | Stadion Tactical Growth Portfolio (the “Portfolio” or the “Growth Fund”) is to seek long-term capital appreciation.

The Portfolio is an allocation strategy utilizing a proprietary Sharpe ratio analysis to maintain or reduce equity exposure. Broad market exchange traded funds (“ETFs”) and sector ETFs are over/under weighted based on potential return per unit of risk taken.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2016

	Six Months[1]	1 Year	Since Inception (4/30/15)	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/16
				Gross	Net[2]
ALPS | Stadion Tactical Growth Portfolio - Class I	0.42%	-2.94%	-3.70%	7.40%	1.19%
ALPS | Stadion Tactical Growth Portfolio - Class III	0.32%	-3.25%	-3.95%	6.54%	1.54%
S&P 500® Total Return Index[3]	3.84%	3.99%	2.81%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2016. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and sub-advisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
[3]	The S&P 500® Total Return Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. An investor may not invest directly in an index.

Sharpe Ratio: The Sharpe ratio is the average return earned in excess of the risk-free rate per unit of volatility or total risk.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS | Stadion Tactical Growth Portfolio. The Distributor is not affiliated with the Sub-Adviser.

Investment in the Portfolio is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover, and small capitalization companies risk. Since the Portfolio is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses.
57 | June 30, 2016

ALPS | Stadion Tactical Growth Portfolio

Performance Overview (continued)	June 30, 2016 (Unaudited)

Top Ten Holdings(1)(2) (as of June 30, 2016)

SPDR® S&P500® ETF Trust	19.70%
Core S&P® Small-Cap ETF	15.14%
Russell 2000® ETF	14.72%
Vanguard® Growth ETF	14.65%
7-10 Year Treasury Bond ETF	5.02%
Vanguard® REIT ETF	4.97%
PowerShares Financial Preferred Portfolio	4.95%
PIMCO Enhanced Short Maturity Active ETF	4.92%
PowerShares QQQ Trust Series 1	4.83%
VanEck Vectors Gold Miners ETF	3.95%
Total	92.85%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2016.

Sector Allocation (1)(2)

Growth of $10,000 (as of June 30, 2016)

ALPS | Stadion Tactical Growth Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graphs and tables within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.
58 | June 30, 2016

ALPS | Stadion Tactical Defensive Portfolio

Schedule of Investments	As of June 30, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 50.78%
iShares - 25.32%
Russell 2000® ETF	8,880	$1,020,934

Other - 25.46%
SPDR® S&P 500® ETF Trust	4,900	1,026,697

Total Exchange Traded Funds (Cost $2,028,066)		2,047,631

Total Investments - 50.78% (Total cost $2,028,066)		2,047,631

Other Assets in Excess of Liabilities - 49.22%		1,984,535

Net Assets - 100.00%		$4,032,166

See Notes to Financial Statements.

59 | June 30, 2016

ALPS | Stadion Tactical Growth Portfolio

Schedule of Investments	As of June 30, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 96.81%
iShares - 38.83%
7-10 Year Treasury Bond ETF	1,508	$170,359
Core S&P® Small-Cap ETF	4,417	513,299
MSCI Indonesia ETF	5,480	134,041
Russell 2000® ETF	4,340	498,970

Total iShares		1,316,669

Other - 57.98%
PIMCO Enhanced Short Maturity Active ETF	1,650	166,931
PowerShares Financial Preferred Portfolio	8,752	167,951
PowerShares QQQ Trust Series 1	1,523	163,783
SPDR® S&P500® ETF Trust	3,188	667,981
VanEck Vectors Gold Miners ETF	4,840	134,068
Vanguard® REIT ETF	1,900	168,473
Vanguard® Growth ETF	4,633	496,658

Total Other		1,965,845

Total Exchange Traded Funds (Cost $3,170,431)		3,282,514

Total Investments - 96.81% (Total cost $3,170,431)		3,282,514

Other Assets in Excess of Liabilities - 3.19%		108,084

Net Assets - 100.00%		$3,390,598

See Notes to Financial Statements.

60 | June 30, 2016

ALPS | Stadion Tactical Series

Statements of Assets and Liabilities	As of June 30, 2016 (Unaudited)

	ALPS | Stadion Tactical Defensive Portfolio	ALPS | Stadion Tactical Growth Portfolio
ASSETS:

Investments, at value	$2,047,631	$3,282,514
Cash	1,995,217	617,858
Receivable due from advisor	–	235
Dividends receivable	7,813	3,875
Other assets	182	182
Total Assets	4,050,843	3,904,664

LIABILITIES:

Payable for investments purchased	–	497,596
Payable for shares redeemed	81	110
Payable to advisor	111	–
Payable for distribution and service fees	2,058	1,920
Payable for audit fees	11,765	11,826
Accrued expenses and other liabilities	4,662	2,614
Total Liabilities	18,677	514,066
Net Assets	$4,032,166	$3,390,598

NET ASSETS CONSIST OF:

Paid-in capital	$4,307,977	$3,392,369
Accumulated net investment income/(loss)	(4,823)	14,775
Accumulated net realized loss	(290,553)	(128,629)
Net unrealized appreciation	19,565	112,083
Net Assets	$4,032,166	$3,390,598

Investments, at Cost	$2,028,066	$3,170,431

PRICING OF SHARES:

Class I:
Net Assets	$8,400	$23,934
Shares of beneficial interest outstanding	887	2,500
Net assets value, offering and redemption price per share	$9.47	$9.57

Class III:
Net Assets	$4,023,766	$3,366,664
Shares of beneficial interest outstanding	413,594	352,984
Net assets value, offering and redemption price per share	$9.73	$9.54

See Notes to Financial Statements.

61 | June 30, 2016

ALPS | Stadion Tactical Series

Statements of Operations	For the Six Months Ended June 30, 2016 (Unaudited)

	ALPS | Stadion Tactical Defensive Portfolio	ALPS | Stadion Tactical Growth Portfolio
INVESTMENT INCOME:
Dividends	$29,350	$17,746
Total Investment Income	29,350	17,746

EXPENSES:
Investment advisor fee	19,725	8,281
12b-1 fees:
Class III	6,564	2,731
Shareholder servicing fees
Class I	6	18
Class III	6,564	2,732
Custodian fees	1,363	1,660
Legal fees	258	61
Audit fees	7,704	7,765
Offering costs	–	3,629
Trustees’ fees and expenses	461	120
Report to shareholder fees	1,063	854
Registration fees	39	10
Other expenses	5,297	3,968
Total expenses before waiver/reimbursements	49,044	31,829
Less fees waived/reimbursed by investment advisor
Class I	(24)	(197)
Class III	(14,847)	(17,318)
Total Net Expenses	34,173	14,314
Net Investment Income/(Loss)	(4,823)	3,432

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(losses) on investments	35,114	(93,650)
Net change in unrealized appreciation on investments	43,168	127,438
Net Realized and Unrealized Gain on Investments	78,282	33,788
Net Increase in Net Assets Resulting from Operations	$73,459	$37,220

See Notes to Financial Statements.
62 | June 30, 2016

ALPS | Stadion Tactical Defensive Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
OPERATIONS:

Net investment loss	$(4,823)	$(7,180)
Net realized gain/(loss)	35,114	(321,725)
Net change in unrealized appreciation/(depreciation)	43,168	(57,022)
Net increase/(decrease) in net assets resulting from operations	73,459	(385,927)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(262)
Class III	–	(4,246)
Total distributions	–	(4,508)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	–	125,636
Issued to shareholders in reinvestment of distributions	–	262
Cost of shares redeemed	(20)	(213,851)
Net decrease from share transactions	(20)	(87,953)
Class III
Proceeds from sale of shares	629,028	5,812,088
Issued to shareholders in reinvestment of distributions	–	4,246
Cost of shares redeemed	(2,034,258)	(1,103,875)
Net increase/(decrease) from share transactions	(1,405,230)	4,712,459

Net increase/(decrease) in net assets	(1,331,791)	4,234,071

NET ASSETS:

Beginning of period	5,363,957	1,129,886
End of period*	$4,032,166	$5,363,957

*Includes accumulated net investment loss of:	$(4,823)	$0

See Notes to Financial Statements.

63 | June 30, 2016

ALPS | Stadion Tactical Defensive Portfolio

Statements of Changes in Net Assets (continued)

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
OTHER INFORMATION - SHARES:

Class I
Sold	–	12,148
Reinvested	–	28
Redeemed	(2)	(21,477)
Net decrease in shares outstanding	(2)	(9,301)

Class III
Sold	64,570	570,658
Reinvested	–	441
Redeemed	(207,884)	(110,347)
Net increase/(decrease) in shares outstanding	(143,314)	460,752
See Notes to Financial Statements.
64 | June 30, 2016

ALPS | Stadion Tactical Growth Portfolio

Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Period May 1, 2015 (Commencement of Operations) to December 31, 2015
OPERATIONS:

Net investment income	$3,432	$9,622
Net realized loss	(93,650)	(38,684)
Long-term capital gain distributions from other investment companies	–	3,705
Net change in unrealized appreciation/(depreciation)	127,438	(15,355)
Net increase/(decrease) in net assets resulting from operations	37,220	(40,712)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	–	25,000
Net increase from share transactions	–	25,000
Class III
Proceeds from sale of shares	1,877,724	1,717,988
Cost of shares redeemed	(148,958)	(77,664)
Net increase from share transactions	1,728,766	1,640,324

Net increase in net assets	1,765,986	1,624,612

NET ASSETS:

Beginning of period	1,624,612	–
End of period*	$3,390,598	$1,624,612

*Includes accumulated net investment income of:	$14,775	$11,343

OTHER INFORMATION - SHARES:

Class I
Sold	–	2,500
Net increase in shares outstanding	–	2,500

Class III
Sold	200,753	176,305
Redeemed	(16,027)	(8,047)
Net increase in shares outstanding	184,726	168,258

See Notes to Financial Statements.

65 | June 30, 2016

ALPS | Stadion Tactical Defensive Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.35		$10.62	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.01		0.03	0.07
Net realized and unrealized gain/(loss) on investments	0.11		(1.00)	0.55
Total income/(loss) from investment operations	0.12		(0.97)	0.62

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.30)	–
Total distributions	–		(0.30)	–
Net increase/(decrease) in net asset value	0.12		(1.27)	0.62
Net asset value - end of period	$9.47		$9.35	$10.62

Total Return*	1.28	%(2)	(9.09)%	6.20	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$8		$8	$108
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.52	%(3)	1.96%	13.77	%(3)
Net expenses after waiver/reimbursements	0.95	%(3)	0.89%	0.80	%(3)
Net investment income after waiver/reimbursements	0.20	%(3)	0.26%	1.07	%(3)
Portfolio turnover rate	254	%(2)	839%	89	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.
66 | June 30, 2016

ALPS | Stadion Tactical Defensive Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.62		$10.63	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) after waiver/reimbursements(1)	(0.01)		(0.02)	0.08
Net realized and unrealized gain/(loss) on investments	0.12		(0.98)	0.55
Total income/(loss) from investment operations	0.11		(1.00)	0.63

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.01)	–
Total distributions	–		(0.01)	–
Net increase/(decrease) in net asset value	0.11		(1.01)	0.63
Net asset value - end of period	$9.73		$9.62	$10.63

Total Return*	1.14	%(2)	(9.43)%	6.30	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$4,024		$5,356	$1,022
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.87	%(3)	2.15%	9.63	%(3)
Net expenses after waiver/reimbursements	1.30	%(3)	1.29%	1.30	%(3)
Net investment income/(loss) after waiver/reimbursements	(0.18	)%(3)	(0.21)%	1.03	%(3)
Portfolio turnover rate	254	%(2)	839%	89	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.
67 | June 30, 2016

ALPS | Stadion Tactical Growth Portfolio – Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2016 (Unaudited)		For the Period May 1, 2015 (Commencement of Operations) to December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.53		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.03		0.08
Net realized and unrealized gain/(loss) on investments	0.01		(0.55)
Total income/(loss) from investment operations	0.04		(0.47)

Net increase/(decrease) in net asset value	0.04		(0.47)
Net asset value - end of period	$9.57		$9.53

Total Return*	0.42	%(2)	(4.70	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$24		$24
Ratios to average net assets:
Total expenses before waiver/reimbursements	2.65	%(3)	7.16	%(3)
Net expenses after waiver/reimbursements	0.95	%(3)	0.95	%(3)
Net investment income after waiver/ reimbursements	0.56	%(3)	1.18	%(3)
Portfolio turnover rate	111	%(2)	180	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

68 | June 30, 2016

ALPS | Stadion Tactical Growth Portfolio – Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Six Months Ended June 30, 2016 (Unaudited)		For the Period May 1, 2015 (Commencement of Operations) to December 31, 2015
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.51		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.01		0.12
Net realized and unrealized gain/(loss) on investments	0.02		(0.61)
Total income/(loss) from investment operations	0.03		(0.49)

Net increase/(decrease) in net asset value	0.03		(0.49)
Net asset value - end of period	$9.54		$9.51

Total Return*	0.32	%(2)	(4.90	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$3,367		$1,601
Ratios to average net assets:
Total expenses before waiver/reimbursements	2.89	%(3)	6.30	%(3)
Net expenses after waiver/reimbursements	1.30	%(3)	1.30	%(3)
Net investment income after waiver/ reimbursements	0.31	%(3)	1.82	%(3)
Portfolio turnover rate	111	%(2)	180	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

69 | June 30, 2016

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2016 (Unaudited)

1.	ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open‐end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the following nine series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio (formerly known as the Ibbotson Conservative ETF Asset Allocation Portfolio), Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly known as the Ibbotson Income and Growth ETF Asset Allocation Portfolio), Morningstar Balanced ETF Asset Allocation Portfolio (formerly known as the Ibbotson Balanced ETF Asset Allocation Portfolio), Morningstar Growth ETF Asset Allocation Portfolio (formerly known as the Ibbotson Growth ETF Asset Allocation Portfolio), Morningstar Aggressive Growth ETF Asset Allocation Portfolio (formerly known as the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio) (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Stadion Tactical Growth Portfolio (the  ALPS | Stadion Tactical Defensive Portfolio and the ALPS | Stadion Tactical Growth Portfolio are each a “Stadion Portfolio,” and collectively the “Stadion Portfolios”) (each, a “Portfolio,” and collectively, the “Portfolios”). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non‐diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Listed Private Equity Portfolio, the ALPS | Stadion Tactical Defensive Portfolio, and the ALPS | Stadion Tactical Growth Portfolio have each elected to qualify as diversified Portfolios under the 1940 Act.

On January 1, 2016, the sub‐adviser to the Morningstar Portfolios, Ibbotson Associates, Inc., a wholly owned subsidiary of Morningstar,  Inc., merged with and into Morningstar Associates, LLC, another  wholly owned subsidiary of Morningstar,  Inc.  On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.

The Morningstar Portfolios offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red  RocksListedPrivate Equity Portfolio, and the Stadion Portfolios offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses  of the independent trustees) are allocated to each Portfolio in proportion to its average  daily net assets.  Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting  and  reporting  guidance  applicable  to  investment  companies  in  the  Financial  Accounting  Standards  Board  Accounting  Standards Codification Topic 946.
70 | June 30, 2016

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2016 (Unaudited)

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over‐the‐counter market, at the mean between the last bid and ask price. Shares of an open‐end investment company are valued at that investment  company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s  net asset valuation; (c) American Depository Receipt trading; (d) Exchange‐Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

With respect to any portion of a Portfolio’s assets that are invested in underlying ETFs that are registered under the 1940 Act, the  Portfolio’s net asset value is calculated based upon the net asset values of the those underlying ETFs in which the Portfolio invests, and the prospectuses for those underlying ETFs explain the circumstances under which those underlying ETFs will use fair value pricing and the effects of using fair value pricing.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three‐tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based  on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange‐traded funds and limited partnerships  for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open‐end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level  input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
71 | June 30, 2016

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2016 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that  are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where  there is little or no market activity for the  asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2016:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,869,930	$–	$–	$38,869,930
Short‐Term Investments	385,919	–	–	385,919
Total	$39,255,849	$–	$–	$39,255,849

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$83,569,428	$–	$–	$83,569,428
Short‐Term Investments	535,810	–	–	535,810
Total	$84,105,238	$–	$–	$84,105,238

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$183,379,844	$–	$–	$183,379,844
Short‐Term Investments	1,425,172	–	–	1,425,172
Total	$184,805,016	$–	$–	$184,805,016

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$189,739,870	$–	$–	$189,739,870
Total	$189,739,870	$–	$–	$189,739,870

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$76,038,571	$–	$–	$76,038,571
Total	$76,038,571	$–	$–	$76,038,571
72 | June 30, 2016

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2016 (Unaudited)

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$18,583,290	$–	$–	$18,583,290
U.S. Energy Infrastructure Companies	19,039,547	–	–	19,039,547
U.S. Energy Infrastructure MLPs	18,482,196	–	–	18,482,196
U.S. General Partners	18,928,014	–	–	18,928,014
Short‐Term Investments	455,787	–	–	455,787
Total	$75,488,834	$–	$–	$75,488,834

ALPS | Red Rocks Listed Private Equity Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed‐End Funds	$1,152,500	$–	$–	$1,152,500
Common Stocks	6,743,352	–	–	6,743,352
Short‐Term Investments	597,502	–	–	597,502
Total	$8,493,354	$–	$–	$8,493,354

ALPS | Stadion Tactical Defensive Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,047,631	$–	$–	$2,047,631
Total	$2,047,631	$–	$–	$2,047,631

ALPS | Stadion Tactical Growth Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,282,514	$–	$–	$3,282,514
Total	$3,282,514	$–	$–	$3,282,514

The Portfolios recognize transfers between levels as of the end of the period. For the six months ended June 30, 2016, there were no transfers between Level 1 and Level 2 securities. The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the six months ended June 30, 2016.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of  their  investment  company  taxable  net  income  including  realized  gain,  not  offset  by  capital  loss  carryforwards,  if  any,  to  shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the six months ended June 30, 2016, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The ALPS | Stadion Tactical Growth Portfolio’s commencement date was on May 1, 2015; therefore, no tax returns have been filed for this Portfolio.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b‐1 of the 1940 Act (“12b‐1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non‐distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).
73 | June 30, 2016

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2016 (Unaudited)

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex‐dividend date.

Master Limited Partnerships (“MLPs”):  Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through  to  the  personal  tax  returns  of  shareholders.  The  ALPS  |  Alerian  Energy  Infrastructure  Portfolio  will  report  distributions  from  its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio  shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax‐exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes.  By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource‐based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Non‐U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio invest directly in securities of non‐U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non‐U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non‐U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued  by non‐U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex‐dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

3.	FEDERAL TAXES AND TAX BASIS INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition  of  distributable  earnings/(accumulated  losses)  are  finalized  at  fiscal  year‐end;  accordingly,  tax  basis  balances  have  not  been determined as of June 30, 2016.
74 | June 30, 2016

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2016 (Unaudited)

The tax character of the distributions paid during the years or periods ended December 31, 2015 were as follows:

2015	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$485,033	$974,551	$1,459,584
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,472,990	3,640,592	5,113,582
Morningstar Balanced ETF Asset Allocation Portfolio	3,181,440	5,845,449	9,026,889
Morningstar Growth ETF Asset Allocation Portfolio	2,830,314	3,055,719	5,886,033
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,068,525	1,206,067	2,274,592
ALPS | Alerian Energy Infrastructure Portfolio	609,514	1,246,603	1,856,117
ALPS | Red Rocks Listed Private Equity Portfolio	6,979	892	7,871
ALPS | Stadion Tactical Defensive Portfolio	4,508	–	4,508
ALPS | Stadion Tactical Growth Portfolio	–	–	–

As of December 31, 2015, the Portfolios had the following capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal tax.

Portfolio	Short-Term	Long-Term
ALPS | Alerian Energy Infrastructure Portfolio	$1,383,173	$457,765
ALPS | Stadion Tactical Defensive Portfolio	248,092	–
ALPS | Stadion Tactical Growth Portfolio	31,444	–

As of June 30, 2016, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/(Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$39,155,117	$586,517	$(485,785)	$100,732
Morningstar Income and Growth ETF Asset Allocation Portfolio	81,954,103	3,802,465	(1,651,330)	2,151,135
Morningstar Balanced ETF Asset Allocation Portfolio	173,904,364	14,758,020	(3,857,368)	10,900,652
Morningstar Growth ETF Asset Allocation Portfolio	169,335,055	23,709,657	(3,304,842)	20,404,815
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	70,448,115	7,183,281	(1,592,825)	5,590,456
ALPS | Alerian Energy Infrastructure Portfolio	86,674,605	531,252	(11,717,023)	(11,185,771)
ALPS | Red Rocks Listed Private Equity Portfolio	8,924,489	224,969	(656,104)	(431,135)
ALPS | Stadion Tactical Defensive Portfolio	2,046,698	9,246	(8,313)	933
ALPS | Stadion Tactical Growth Portfolio	3,179,473	110,270	(7,229)	103,041

The difference between book‐basis and tax‐basis are primarily due to the deferral of losses from wash sales and investments in partnerships.
75 | June 30, 2016

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2016 (Unaudited)

4.	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short‐term investments, during the six months ended June 30, 2016, were as follows for each Portfolio:

Portfolio	Purchases	Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$6,104,765	$6,551,134
Morningstar Income and Growth ETF Asset Allocation Portfolio	11,012,346	22,677,689
Morningstar Balanced ETF Asset Allocation Portfolio	27,372,059	63,260,341
Morningstar Growth ETF Asset Allocation Portfolio	30,532,282	51,419,826
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	18,782,133	25,910,462
ALPS | Alerian Energy Infrastructure Portfolio	27,905,705	19,279,475
ALPS | Red Rocks Listed Private Equity Portfolio	2,848,962	957,204
ALPS | Stadion Tactical Defensive Portfolio	10,023,670	10,755,746
ALPS | Stadion Tactical Growth Portfolio	4,074,055	2,426,618

5.	INVESTMENT ADVISORY AND SUB‐ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Adviser”) acts as the Portfolios’ investment adviser. The Adviser is a wholly owned subsidiary of DST Systems, Inc., a publicly traded company. The Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub‐advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser has delegated daily management of the Portfolios listed below to the corresponding Sub‐Adviser set forth in the table below. Each Sub‐Adviser is engaged to manage the investments of each respective Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub‐Advisers are responsible, subject to the supervision and control of the Adviser and the Board, for the purchase, retention, and sale of investments in the portion of each Portfolio’s investment portfolio under its management.

Portfolio	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
ALPS | Red Rocks Listed Private Equity Portfolio	Red Rocks Capital LLC
ALPS | Stadion Tactical Defensive Portfolio	Stadion Money Management, LLC
ALPS | Stadion Tactical Growth Portfolio	Stadion Money Management, LLC

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee
Morningstar Conservative ETF Asset Allocation Portfolio	0.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Balanced ETF Asset Allocation Portfolio	0.45%
Morningstar Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS | Red Rocks Listed Private Equity Portfolio	0.90%
ALPS | Stadion Tactical Defensive Portfolio	0.75%
ALPS | Stadion Tactical Growth Portfolio	0.75%

76 | June 30, 2016

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2016 (Unaudited)

Pursuant to the Investment Sub‐Advisory Agreements, the Adviser pays each Sub‐Adviser an annual sub‐advisory management fee which is based on a Portfolio’s average daily net assets. The Adviser pays the sub‐advisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The following table reflects the contractual sub‐advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Morningstar Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
ALPS | Red Rocks Listed Private Equity Portfolio	First $200 Million	0.57%
	$200 Million ‐ $500 Million	0.52%
	Over $500 Million	0.47%
ALPS | Stadion Tactical Defensive Portfolio	All Asset Levels	0.50%
ALPS | Stadion Tactical Growth Portfolio	All Asset Levels	0.50%

6.	OTHER AGREEMENTS

Distribution Agreement and Rule 12b‐1 Plans: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b‐1 under the 1940 Act relating to Class I, Class II, and Class III Portfolio shares, respectively (the “12b‐1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of June 30, 2016, there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b‐1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

Portfolio	Class II
Morningstar Conservative ETF Asset Allocation Portfolio	0.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Balanced ETF Asset Allocation Portfolio	0.25%
Morningstar Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.25%

Portfolio	Class III
ALPS | Alerian Energy Infrastructure Portfolio	0.25%
ALPS | Red Rocks Listed Private Equity Portfolio	0.25%
ALPS | Stadion Tactical Defensive Portfolio	0.25%
ALPS | Stadion Tactical Growth Portfolio	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio, the ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios have each adopted a shareholder services plan (a “Services Plan”) with respect to each Portfolio’s Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker‐dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub‐Advisers, as applicable for the benefit of the Portfolios, the Adviser and/or Sub‐Advisers have contractually agreed to waive certain fees they are entitled to receive from the Portfolios. Specifically, the Adviser and certain Sub‐Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub‐advisory, and other fees (excluding distribution and/or service (12b‐1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses) that the Adviser and/or Sub‐Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.
77 | June 30, 2016

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2016 (Unaudited)

Portfolio	Class I	Class II	Class III	Expires
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2017
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2017
Morningstar Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2017
Morningstar Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2017
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2017
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2017
ALPS | Red Rocks Listed Private Equity Portfolio	0.95%	N/A	0.95%	4/29/2017
ALPS | Stadion Tactical Defensive Portfolio	0.80%	N/A	0.80%	4/29/2017
ALPS | Stadion Tactical Growth Portfolio	0.80%	N/A	0.80%	4/29/2017

The Adviser and Sub‐Advisers of the ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios may be permitted to recover expenses they have waived or reimbursed, on a class‐by‐class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed.

At June 30, 2016, the available recoupable balances are as follows:

Portfolio	Expires 2017	Expires 2018	Expires 2019	Total
ALPS | Red Rocks Listed Private Equity Portfolio	$17,959	$93,934	$36,673	$148,566
ALPS | Stadion Tactical Defensive Portfolio	25,444	32,127	14,871	72,442
ALPS | Stadion Tactical Growth Portfolio	–	26,886	17,515	44,401

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, serves as administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio. Under the Administration Agreement, AFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS does not charge the Trust a fee in connection with providing services under the Administration Agreement.

Transfer Agency and Service Agreement: AFS also serves as transfer agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) mailing shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7.	TRUSTEES FEES

As of June 30, 2016, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Effective April 1, 2016, each Independent Trustee receives an annual retainer of $22,500, a per meeting fee of $3,500, and reimbursement for all reasonable out‐of‐pocket expenses relating to attendance at meetings. The Audit Committee Chairman receives an annual retainer of $3,000. Prior to April 1, 2016, each Independent Trustee received an annual retainer of $20,000, a per meeting fee of $3,500, and reimbursement for all reasonable out‐of‐pocket expenses related to attendance of meetings. Trustees’ fees and expenses accrued by the Portfolios for the period ending June 30, 2016 are reported on the Statements of Operations.

8.	RELATED PARTY TRANSACTIONS

Certain Portfolios engaged in cross trades between each other during the year ended June 30, 2016 pursuant to Rule 17a‐7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a‐7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a‐7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.
78 | June 30, 2016

ALPS Variable Investment Trust

Notes to Financial Statements	June 30, 2016 (Unaudited)

Transactions related to cross trades during the six months ended June 30, 2016 were as follows:

Portfolio	Purchase cost paid to Portfolios	Sale proceeds received from Portfolios	Realized gain/(loss) on sales to Portfolios
Morningstar Conservative ETF Asset Allocation Portfolio	$1,154,665	$282,407	$36,746
Morningstar Income and Growth ETF Asset Allocation Portfolio	981,928	421,267	187,387
Morningstar Balanced ETF Asset Allocation Portfolio	544,968	1,452,535	532,315
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,641,874	1,933,478	31,301
Morningstar Growth ETF Asset Allocation Portfolio	294,377	111,332	(2,826)

79 | June 30, 2016

ALPS Variable Investment Trust

Additional Information	June 30, 2016 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll‐free) (866) 432‐2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N‐Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N‐Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll‐free) (866) 432‐2926 or by accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N‐Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1‐202‐551‐5850. This information can be obtained by electronic request at the following e‐mail address: publicinfo@sec.gov.

LICENSING AGREEMENT

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser’s use of the Alerian Energy Infrastructure Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Energy Infrastructure Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Alerian Portfolio is not is issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.
80 | June 30, 2016

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2016 (Unaudited)

MORNINGSTAR ETF ALLOCATION SERIES

At a meeting on June 6, 2016, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“ALPS Advisors”) and the Investment Sub‐Advisory Agreement with Morningstar Investment Management, LLC (formerly known as Ibbotson Associates, Inc.) (“Morningstar”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), in each case for the Morningstar Portfolios.

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuances in executive session with such counsel at which no representatives of fund management, ALPS Advisors or Morningstar were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the Investment Subadvisory Agreement and the weight to be given to each such factor.

The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by ALPS Advisors, including investment sub‐adviser selection, evaluation and monitoring and trade execution and the portfolio management services provided by Morningstar, in light of the investment objective of the each Morningstar Portfolio. The Board also considered the portfolio team’s demonstrated consistency in investment approach for the Morningstar Portfolios. The Board reviewed the background and experience of (i) the current ALPS Advisors’ personnel responsible for evaluation and monitoring for each Morningstar Portfolio and (ii) the Portfolio manager personnel of Morningstar responsible for managing the investments of each Morningstar Portfolio. The Board also considered the compliance structure and records of ALPS Advisors and Morningstar. Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by ALPS Advisors, the relationships those ALPS Advisors’ personnel maintain with Morningstar and the ability of those personnel to evaluate the services provided by Morningstar.

The Board concluded that the nature, extent and quality of the services provided by ALPS Advisors and Morningstar to the Morningstar Portfolios were appropriate and consistent with the terms of the respective agreements and that each Morningstar Portfolio and its shareholders were likely to benefit from the services provided under the agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by Morningstar had been consistent and that ALPS Advisors and Morningstar have sufficient personnel, with the appropriate education and experience, to serve each Morningstar Portfolio effectively. The Board also concluded that Morningstar had demonstrated a continuing ability to attract and retain well‐qualified personnel and that the structure of ALPS Advisors’ operations was sufficient to retain and properly motivate the Morningstar Portfolios’ current senior advisory personnel at ALPS Advisors. Finally, the Board concluded that the financial condition of each of ALPS Advisors and Morningstar was sound.

Investment Performance

The Board reviewed the long‐term and short‐term net total return performance of each Morningstar Portfolio as of March 31, 2016. The Board considered information from an independent research provider regarding the net total return performance of each Morningstar Portfolio relative to its performance universe. The Board also received and considered the quarterly commentaries from ALPS Advisors and Morningstar regarding the performance characteristics of each Morningstar Portfolio.

The Board noted that, generally, the net total return performance of each Morningstar Portfolio underperformed the applicable performance universe average and benchmark outperformed or was within an acceptable range of the applicable performance universe average and benchmark for the one‐year period ended March 31, 2016. The Board further noted that, generally, the net total return performance of each Morningstar Portfolio underperformed the applicable performance universe average and benchmark for the two‐year period but was still within an acceptable range.

81 | June 30, 2016

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2016 (Unaudited)

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Morningstar Portfolio to ALPS Advisors and the fees paid by ALPS Advisors to Morningstar under the agreements. The Board also took note of the fact that Morningstar would be paid by ALPS Advisors and not each Morningstar Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to ALPS Advisors (and overall expense ratios for open‐end mutual funds comparable in character (such as asset size) and investment strategy to the Morningstar Portfolios, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by Morningstar to other comparable client accounts (including, for example, Morningstar’s stated fee schedule and fee range for its sub‐advisory clients). In connection therewith, the Board noted Morningstar’s statements regarding the range of services that are provided in its capacity as sub‐adviser to the Morningstar Portfolios.

The Board concluded that each Morningstar Portfolio's actual management fees and total expenses were within an acceptable range when compared with the median of the actual management fees charged to similar open‐end funds in the expense group and wider expense universe, taking into account management and non‐management fees and the limitations of the peer universe for the Morningstar Portfolios. The Board also concluded that both the (i) actual management fees payable by each Morningstar Portfolio to ALPS Advisors and the fees payable by ALPS Advisors to Morningstar; and (ii) actual total expenses borne by each Morningstar Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open‐end mutual funds and the range of fees Morningstar charges to other sub‐advisory clients.

Profitability and Costs of Services to Investment Advisers

The Board reviewed reports of the financial condition of ALPS Advisors and Morningstar. The Board considered the profitability of ALPS Advisors to its overall relationship with the Morningstar Portfolios, which included fees payable to ALPS Advisors for investment advisory services. It was noted that there were no additional fees payable to other ALPS Advisors’ affiliates for non‐investment advisory services provided by such affiliates to the Morningstar Portfolios. The Board concluded that the profits attributable to the services provided by ALPS Advisors to each Morningstar Portfolio were not excessive. The Board also considered the profitability of Morningstar’s overall relationship with the Morningstar Portfolios, which included fees payable to Morningstar by ALPS Advisors for advisory services. In light of the foregoing, the Board concluded that the profits attributable to the services provided by Morningstar to each Morningstar Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by ALPS Advisors and Morningstar, as well as the asset size of each Morningstar Portfolio, and concluded that, to the extent additional economies of scale could be realized as the assets of each Morningstar Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the Adviser’s and the Sub‐Adviser’s statements regarding potential “fall‐out” benefits (including the receipt of research products and services from unaffiliated brokers) that the Adviser and Sub‐Adviser might receive in connection with their association with the Portfolios. The Board concluded that there were no material incidental benefits accruing to the Adviser or to the Sub‐Adviser in connection with their relationship with the Portfolios.

During the review process, the Trustees noted certain instances where clarification or follow‐up was appropriate and others where the Trustees determined that further clarification or follow‐up was not necessary. In those instances where clarification or follow‐up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Investment Advisory Agreement with ALPS Advisors.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that ALPS Advisors’ compensation for investment advisory services is consistent with the best interests of the Morningstar Portfolios and its shareholders.

ALPS | ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

At a meeting on June 6, 2016, the Board of Trustees, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement with ALPS Advisors for the maximum period permitted under the 1940 Act, for the ALPS | Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”).
82 | June 30, 2016

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2016 (Unaudited)

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuances in executive session with such counsel at which no representatives of fund management or ALPS Advisors were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement with ALPS Advisors and the weight to be given to each such factor.

The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by ALPS Advisors in light of the investment objective of the Alerian Portfolio. The Board reviewed the research and decision‐making processes utilized by ALPS Advisors, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Alerian Portfolio. The Board also considered the Portfolio manager’s demonstrated consistency in investment approach for the Alerian Portfolio. The Board reviewed the background and experience of the current ALPS Advisors’ personnel responsible for the management of the Alerian Portfolio. The Board also considered the compliance structure and records of ALPS Advisors. Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by ALPS Advisors and the relationships those ALPS Advisors’ personnel maintain with the index provider to the Alerian Portfolio.

The Board concluded that the nature, extent and quality of the services to be provided by ALPS Advisors to the Alerian Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and that the Alerian Portfolio and its shareholders were likely to benefit from services provided under the agreement. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by ALPS Advisors had been consistent, and that ALPS Advisors would have sufficient personnel, with the appropriate education and experience, to serve the Alerian Portfolio effectively. The Board also concluded that ALPS Advisors had demonstrated a continuing ability to attract and retain well‐qualified personnel. Finally, the Board concluded that the financial condition of ALPS Advisors was sound.

Investment Performance

The Board reviewed the net total return performance of the Alerian Portfolio for the one‐year and two‐year periods ended March 31, 2016. The Board also considered the limitations on the comparability of performance information for certain related funds and accounts. The Board also received and considered the quarterly commentaries from ALPS Advisors regarding the performance characteristics of the Alerian Portfolio.

The Board noted that the net total return performance of the Alerian Portfolio lagged its benchmark, but was within the range of its performance universe average for the one‐year period ended March 31, 2016 and lagged slightly, but was relatively close to its performance universe average and benchmark for the two‐year period ended March 31, 2016.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Alerian Portfolio to ALPS Advisors under the Investment Advisory Agreement.

In its review, the Board considered information about, among other things, (i) the rates of compensation paid to ALPS Advisors (and overall expense ratios for open‐end mutual funds comparable in character (such as asset size) and investment strategy to the Alerian Portfolio, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by ALPS Advisors to other comparable client accounts, if any. Further, the Board also considered the differences in the level of services provided by ALPS Advisors to the Alerian Portfolio and to other comparably accounts, if any. In connection with the foregoing, the Board noted, for example, ALPS Advisors’ statements regarding differences in operational structures of a certain similarly managed fund.

The Board concluded that the Alerian Portfolio’s actual management fees and total expenses were lower than the median of the fees charged to similar open‐end funds in the expense group, taking into account management and non‐management fees and the limitations of the peer universe for the Alerian Portfolio. The Board also concluded that both the (i) actual management fees payable by the Alerian Portfolio to ALPS Advisors and (ii) total expenses borne by the Alerian Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open‐end mutual funds and the fees ALPS Advisors charges to other clients.

83 | June 30, 2016

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2016 (Unaudited)

Profitability and Costs of Services to Investment Adviser

The Board reviewed reports of the financial condition of ALPS Advisors. The Board considered whether the provision of services by ALPS Advisors to the Alerian Portfolio was profitable to ALPS Advisors, noting that there were no additional fees payable to the other ALPS Advisors’ affiliates for non‐investment advisory services provided to the Alerian Portfolio. The Board concluded that, as of December 31, 2015, there were no profits attributable to the services provided by ALPS Advisors to the Alerian Portfolio.

Economies of Scale

The Board reviewed certain financial information provided by ALPS Advisors and the asset size of the Alerian Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall‐out” benefits (including the receipt of research products and services from unaffiliated brokers) that ALPS Advisors might receive in connection with its association with the Alerian Portfolio. The Board concluded that there were no material incidental benefits accruing to ALPS Advisors in connection with its relationship with the Alerian Portfolio.

During the review process, the Trustees noted certain instances where clarification or follow‐up was appropriate and others where the Trustees determined that further clarification or follow‐up was not necessary. In those instances where clarification or follow‐up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Investment Advisory Agreement with ALPS Advisors.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that ALPS Advisors’ compensation for investment advisory services is consistent with the best interests of the Alerian Portfolio and its shareholders.

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO

The Board of Trustees met in person on April 22, 2015 to evaluate, among other things, the agreement entered by Red Rocks Capital LLC (“Red Rocks”) on April 6, 2015 pursuant to which it is expected to become a wholly owned subsidiary of ALPS Advisors (the “Transaction”), Red Rocks and to determine whether approving a new sub‐advisory agreement among the Trust, Red Rocks and ALPS Advisors (the “New Agreement”) for the ALPS | Red Rocks Listed Private Equity Portfolio (the “Red Rocks Portfolio”) was in the best interests of the Red Rocks Portfolio’s shareholders. At this meeting and throughout the consideration process, the Board, including a majority of the Independent Trustees, was advised by its independent legal counsel.

In their consideration of the New Agreement, the Board and its counsel reviewed materials furnished by ALPS Advisors, ALPS Fund Services, Inc. and Red Rocks and communicated with senior representatives of Red Rocks regarding its personnel, operations and financial condition. The Board also reviewed the terms of the Transaction and the New Agreement, and considered their possible effects on the Portfolio and its shareholders.

During this meeting, the representatives of Red Rocks indicated their belief that the Transaction would not adversely affect (i) the continued operation of the Portfolio; and (ii) the capability of Red Rocks to continue to provide the same level of advisory services to the Portfolio. Those representatives indicated that they believed that the Transaction may provide certain benefits to the Portfolio, but also indicated that there could be no assurance as to any particular benefits that may result.

In connection with the Board’s recommendation that the Portfolio’s shareholders approve the New Agreement, the Trustees considered, among others, the following factors, but without identifying any single factor as all‐important or controlling:

(i)
the assurances from Red Rocks that the manner in which the Portfolio’s assets are managed will not change in any material manner, that the personnel who currently manage the Portfolio’s assets will continue to do so after the Transaction, and that there is not expected to be any diminution in the nature, quality and extent of services provided to the Portfolio;

(ii)
the fact that the material terms of the New Agreement, including the fees payable by ALPS Advisors, are substantively identical to the material terms of the current sub‐advisory agreement among the Trust, Red Rocks and ALPS Advisors;

(iii)
the agreement by ALPS Advisors to cause the Red Rocks Portfolio’s current fee waiver/expense reimbursement arrangement to continue through the second anniversary of the closing date of the Transaction, which anniversary is expected to occur in the second half of 2017;

84 | June 30, 2016

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2016 (Unaudited)

(iv)	the history, reputation, qualifications and background of Red Rocks and its key personnel;
(v)
the fact that Red Rocks Portfolio shareholders will not bear any costs in connection with the Transaction, insofar as ALPS Advisors, Red Rocks and their affiliates have agreed to pay such expenses, including proxy solicitation expenses;

(vi)	information provided by representatives of Red Rocks regarding the anticipated impact of the Transaction; and
(vii)	other factors described in greater detail below.

The 1940 Act requires that the Board of Trustees review the Red Rocks Portfolio’s advisory contracts and consider whether to approve them or to recommend that shareholders approve them.

In anticipation of the Board’s meeting on April 22, 2015, and as part of the process to consider the New Agreement, legal counsel to the Independent Trustees requested certain information from Red Rocks. In response to these requests, the Independent Trustees received reports from Red Rocks that addressed specific factors to be considered by the Board. The Board also received from counsel a memorandum regarding the Board’s responsibilities pertaining to the approval of advisory contracts in general, as well as a memorandum regarding the Board’s responsibilities pertaining to particular considerations with respect to the New Agreement arising from the change of control of Red Rocks.

At the April 22, 2015 meeting, the Trustees discussed with Red Rocks its general plans and intentions regarding the Red Rocks Portfolio. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of Red Rocks in connection with the Transaction, including the anticipated senior management structure. The Independent Trustees met to consider ALPS Advisors’ and Red Rocks’ recommendations as to the approval of the New Agreement. Based on its evaluation, the Board unanimously concluded that the terms of the New Agreement were reasonable and fair and that its approval was in the best interests of the Portfolio and its Shareholders.

In voting to approve the New Agreement, the Board did not identify any single factor as all‐important or controlling. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters it considered. The Board considered whether the New Agreement would be in the best interests of the Red Rocks Portfolio and its shareholders, based on: (i) the nature, extent and quality of the services to be provided under the New Agreement; (ii) the investment performance of the Portfolio; (iii) the expenses borne by the Portfolio (including management fees and other expenses), the fees indirectly charged by Red Rocks to the Portfolio and to its other clients, and projected profits to be realized by Red Rocks and its affiliates from their relationships with the Portfolio; (iv) the fact that economies of scale may be realized as the Portfolio grows and whether fee levels will reflect economies of scale for the benefit of shareholders; (v) potential fall‐out benefits to Red Rocks from its relationships with the Portfolio; and (vi) other general information about Red Rocks. The following is a summary of the Board’s consideration and conclusions regarding these matters.

Nature, Extent and Quality of the Services Provided

The Board received and considered information regarding the nature, extent and quality of services provided to the Red Rocks Portfolio under the New Agreement. The Trustees reviewed certain background materials supplied by Red Rocks, including its Form ADV.

The Board reviewed and considered Red Rocks’ investment advisory personnel, its history as an asset manager, its performance and the amount of assets currently under management by Red Rocks, and reviewed the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day‐to‐day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also reviewed the research and decision‐making processes utilized by Red Rocks, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Portfolio.

The Board also reviewed certain compliance‐related materials and noted that they have received reports on advisory services and compliance matters from Red Rocks at each regular Board meeting throughout the year.

Investment Performance

The Board reviewed performance information for the Red Rocks Portfolio. The review included a comparison of the Portfolio’s performance to the performance of a group of comparable funds selected by an independent provider of research data. The Trustees noted that the Portfolio had favorable performance for each of these periods when compared against its peer universe average as identified by the independent provider of research data. The Board also considered Red Rocks’ performance and reputation generally and its investment techniques, risk management controls and decision‐making processes.
85 | June 30, 2016

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2016 (Unaudited)

Fees and Expenses

The Board reviewed and considered (a) the contractual annual advisory fee rate to be paid by the Trust, on behalf of the Portfolio, to ALPS Advisors and (b) the contractual sub‐advisory fee rate to be paid by ALPS Advisors to Red Rocks, in light of the extent and quality of the advisory services provided by ALPS Advisors and Red Rocks to the Portfolio.

Based on such information, the Board further determined that the contractual annual advisory fees, inclusive of the sub‐advisory fees to be paid by ALPS Advisors to Red Rocks, and taking into account the contractual fee waivers in place, are generally lower than the peer universe median or within an acceptable range of the peer universe median. The Board also determined that the Portfolio’s total expenses, on a class‐by‐class basis, were generally lower than the peer universe median, or within an acceptable range thereof.

Projected Profitability and Costs of Services to Red Rocks

The Trustees received and considered a projected profitability analysis prepared by Red Rocks based on the fees payable under the New Agreement, and also considered information regarding the financial condition of Red Rocks. In assessing the projected profitability analysis, the Board noted that the Portfolio’s total fees and expenses were within an acceptable range of the median expenses of comparable funds identified by the independent provider of investment company data.

Economies of Scale and Other Benefits

The Trustees considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. The Trustees also considered whether any fall‐out benefits or any other direct or indirect benefits would accrue to Red Rocks from its relationship with the Portfolio. The Board also reviewed and considered any other benefits derived or to be derived by Red Rocks from its relationship with the Portfolio, including soft dollar arrangements.

Based on its evaluation of the aforementioned considerations, the Board unanimously voted to approve the New Agreement, and to recommend to the Shareholders of the Portfolio that they approve the New Agreement.

******

At a meeting on June 6, 2016, the Board of Trustees, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement with ALPS Advisors for the maximum period permitted under the 1940 Act, for the ALPS | Red Rocks Listed Private Equity Portfolio (the “Red Rocks Portfolio”).

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuances in executive session with such counsel at which no representatives of fund management or ALPS Advisors were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement with ALPS Advisors and the weight to be given to each such factor. The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by ALPS Advisors, including evaluation and monitoring and trade execution, in light of the investment objective of the Red Rocks Portfolio. The Board also considered the Portfolio team’s demonstrated consistency in investment approach for the Red Rocks Portfolio. The Board reviewed the background and experience of the current ALPS Advisors’ personnel responsible for the evaluation and monitoring for the Red Rocks Portfolio. The Board also considered the compliance structure and records of ALPS Advisors. Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by ALPS Advisors.

The Board concluded that the nature, extent and quality of the services to be provided by ALPS Advisors to the Red Rocks Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and that the Red Rocks Portfolio and its shareholders were likely to benefit from services provided under the agreement. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by ALPS Advisors had been consistent and that ALPS Advisors would have sufficient personnel, with the appropriate education and experience, to serve the Red Rocks Portfolio effectively. The Board also concluded that ALPS Advisors had demonstrated a continuing ability to attract and retain well‐qualified personnel. Finally, the Board concluded that the financial condition of ALPS Advisors was sound.
86 | June 30, 2016

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2016 (Unaudited)

Investment Performance

The Board reviewed the net total return performance of the Red Rocks Portfolio for the one‐year periods ended March 31, 2016. The Board also considered the limitations on the comparability of performance information for certain related funds and accounts. The Board also received and considered the quarterly commentaries from ALPS Advisors regarding the performance characteristics of the Red Rocks Portfolio.

The Board noted that the net total return performance of the Red Rocks Portfolio lagged its performance universe average for the one‐year period ended March 31, 2016.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Red Rocks Portfolio to ALPS Advisors under the Investment Advisory Agreement.

In its review, the Board considered information about, among other things, (i) the rates of compensation paid to ALPS Advisors (and overall expense ratios for open‐end mutual funds comparable in character (such as asset size) and investment strategy to the Red Rocks Portfolio, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by ALPS Advisors to other comparable client accounts, if any. Further, the Board also considered the differences in the level of services provided by ALPS Advisors to the Red Rocks Portfolio and to other comparably accounts, if any. In connection with the foregoing, the Board noted, for example, ALPS Advisors’ statements regarding differences in operational structures of a certain similarly managed fund.

The Board concluded that the Red Rocks Portfolio’s actual management fees were lower than the median of the fees charged to similar open‐end funds in the expense group, taking into account management and non‐management fees and the limitations of the peer universe for the Red Rocks Portfolio but that the total expenses were higher than the expense group median. The Board also concluded that both the (i) actual management fees payable by the Red Rocks Portfolio to ALPS Advisors and (ii) total expenses borne by the Red Rocks Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open‐end mutual funds and the fees ALPS Advisors charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed reports of the financial condition of ALPS Advisors. The Board considered whether the provision of services by ALPS Advisors to the Red Rocks Portfolio was profitable to ALPS Advisors, noting that there were no additional fees payable to the other ALPS Advisors’ affiliates for non‐investment advisory services provided to the Red Rocks Portfolio. The Board concluded that, as of December 31, 2015, there were no profits attributable to the services provided by ALPS Advisors to the Red Rocks Portfolio.

Economies of Scale

The Board reviewed certain financial information provided by ALPS Advisors and the asset size of the Red Rocks Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall‐out” benefits (including the receipt of research products and services from unaffiliated brokers) that ALPS Advisors might receive in connection with its association with the Red Rocks Portfolio. The Board concluded that there were no material incidental benefits accruing to ALPS Advisors in connection with its relationship with the Red Rocks Portfolio.

During the review process, the Trustees noted certain instances where clarification or follow‐up was appropriate and others where the Trustees determined that further clarification or follow‐up was not necessary. In those instances where clarification or follow‐up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Investment Advisory Agreement with ALPS Advisors.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that ALPS Advisors’ compensation for investment advisory services is consistent with the best interests of the Red Rocks Portfolio and its shareholders.

87 | June 30, 2016

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2016 (Unaudited)

ALPS | STADION TACTICAL DEFENSIVE PORTFOLIO
ALPS | STADION TACTICAL GROWTH PORTFOLIO

At a meeting on June 6, 2016, the Board of Trustees of the Trust met in person to, among other things, review and consider the approval of the Investment Advisory Agreement between the Trust and ALPS Advisors (the “Investment Advisory Agreement”) and the Investment Subadvisory Agreement among the Trust, ALPS Advisors and Stadion Money Management LLC (“Stadion”) (the “Subadvisory Agreement”) for the ALPS | Stadion Tactical Defensive Portfolio (the “Defensive Portfolio”) and the ALPS | Stadion Tactical Growth Portfolio (the “Growth Portfolio,” together with the Defensive Portfolio, the “Stadion Portfolios”).

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuances in executive session with such counsel at which no representatives of fund management, ALPS Advisors or Stadion were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the Subadvisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by ALPS Advisors, including investment sub‐adviser selection, evaluation and monitoring and trade execution and the portfolio management services provided by Stadion, in light of the investment objective of each Stadion Portfolio. The Board also considered the Portfolio team’s demonstrated consistency in investment approach for each Stadion Portfolio. The Board reviewed the background and experience of (i) the current ALPS Advisors’ personnel responsible for evaluation and monitoring for the Stadion Portfolios and (ii) the Portfolio manager personnel of Stadion responsible for managing the investments of the Stadion Portfolios. The Board also considered the compliance structure and records of ALPS Advisors and Stadion. Finally, the Board considered the Board’s and the Trust’s previous association with the current personnel employed by ALPS Advisors, the relationships those ALPS Advisors’ personnel maintain with Stadion, and the ability of those personnel to evaluate the services provided by Stadion.

The Board concluded that the nature, extent and quality of the services provided by ALPS Advisors and Stadion to the Stadion Portfolios were appropriate and consistent with the terms of the respective agreements and that each Stadion Portfolio and its shareholders were likely to benefit from the services provided under the agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by Stadion had been consistent and that ALPS Advisors and Stadion have sufficient personnel, with the appropriate education and experience, to serve each Stadion Portfolio effectively. The Board also concluded that Stadion had demonstrated a continuing ability to attract and retain well‐qualified personnel and that the structure of ALPS Advisors’ operations was sufficient to retain and properly motivate the Stadion Portfolios’ current senior advisory personnel at ALPS Advisors. Finally, the Board concluded that the financial condition of each of ALPS Advisor and Stadion was sound.

Investment Performance

The Board reviewed the net total return performance of the Defensive Portfolio for the one‐year period ended of March 31, 2016. The Board noted that, because the Growth Portfolio had less than one calendar year of performance history, there was limited performance history to consider. The Board also considered the limitations on the comparability of performance information for certain related funds and accounts. The Board also received and considered the quarterly commentaries from ALPS Advisors regarding the performance characteristics of the Stadion Portfolios.

The Board noted that the net total return performance of the Defensive Portfolio lagged its benchmark for the one‐year period ended March 31, 2016, but was adequately closely to its performance universe average for the same period.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Stadion Portfolio to ALPS Advisors and the fees paid by ALPS Advisors to Stadion under the agreements. The Board also took note of the fact that Stadion would be paid by ALPS Advisors and not the Stadion Portfolios. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to ALPS Advisors (and overall expense ratios for open‐end mutual funds comparable in character (such as asset size) and investment strategy to the Stadion Portfolios, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by Stadion to other comparable client accounts (including, for example, Stadion’s stated fee schedule and fee range for its sub‐advisory clients). In connection therewith, the Board noted Stadion’s statements regarding the range of services that would be provided in its capacity as sub‐adviser.

88 | June 30, 2016

ALPS Variable Investment Trust

Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2016 (Unaudited)

The Board concluded that each Stadion Portfolio’s actual management fees were lower than the median of the fees charged to similar open‐end funds in the expense group, taking into account management and non‐management fees and the limitations of the peer universe for the Stadion Portfolios. The Board also concluded that each Stadion Portfolio’s actual management fees were lower than the expense group median, the Defensive Portfolio’s actual management fees were lower than the expense group median and the Growth Portfolio’s actual management fees were within an acceptable range of the expense group median. The Board further concluded that both the (i) actual management fees payable by each Stadion Portfolio to ALPS Advisors and the fees payable by ALPS Advisors to Stadion and (ii) total expenses borne by each Stadion Portfolio were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open‐end mutual funds and the range of fees Stadion charges to other sub‐advisory clients.

Profitability and Costs of Services to Investment Advisers

The Board reviewed reports of the financial condition of ALPS Advisors and Stadion. The Board considered whether the provision of services by ALPS Advisors to the Stadion Portfolios was profitable to ALPS Advisors, noting that there were no additional fees payable to other ALPS Advisors’ affiliates for non‐investment advisory services provided to the Stadion Portfolios. The Board concluded that, as of December 31, 2015, there were no profits attributable to the services provided by ALPS Advisors to the Stadion Portfolios. The Board also considered the profitability of Stadion’s overall relationship with the Stadion Portfolios, which included fees payable to Stadion by ALPS Advisors for sub‐advisory services. The Board concluded that there were no profits attributable to the services provided by Stadion to the Stadion Portfolios in 2015 or anticipated for 2016.

Economies of Scale

The Board reviewed certain financial information provided by ALPS Advisors and Stadion, as well as the asset size of the Stadion Portfolios, and concluded that, to the extent any economies of scale could be realized as the assets of the Stadion Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered ALPS Advisors’ and Stadion’s statements regarding potential “fall‐out” benefits (including the receipt of research products and services from unaffiliated brokers) that ALPS Advisors and Stadion might receive in connection with their association with the Stadion Portfolios. The Board concluded that there were no material incidental benefits accruing to ALPS Advisors or Stadion in connection with their relationship with the Stadion Portfolios.

During the review process, the Trustees noted certain instances where clarification or follow‐up was appropriate and others where the Trustees determined that further clarification or follow‐up was not necessary. In those instances where clarification or follow‐up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Investment Advisory Agreement with ALPS Advisors and the Subadvisory Agreement with Stadion.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that ALPS Advisors’ compensation for investment advisory services and Stadion’s compensation for investment sub‐advisory services are consistent with the best interests of the Stadion Portfolios and their shareholders.
89 | June 30, 2016

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	September 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	September 6, 2016

By:	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer (Principal Financial Officer)

Date:	September 6, 2016